Document and Entity Information (USD $)	3 Months Ended
Mar. 31, 2011
Document and Entity Information [Abstract]
Document period end date	Mar 31, 2011
Amendment flag	false
Entity registrant name	FRESENIUS MEDICAL CARE AG & Co. KGaA
Entity current reporting status	Yes
Entity voluntary filers	Yes
Entity central index key	0001333141
Document type	6-K
Current fiscal year end date	--12-31
Entity filer category	Large Accelerated Filer
Entity well known seasoned issuer	Yes
Entity common stock shares outstanding	298,324,156
Entity public float	$ 13,084,866,494
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q1

Consolidated Statements of Income (USD $) In Thousands, except Per Share data	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Net revenue:
Dialysis Care Revenue	$ 2,285,316	$ 2,170,784
Dialysis Products Revenue	751,072	711,345
Net revenue	3,036,388	2,882,129
Costs of revenue:
Dialysis Care Cost of Revenue	1,666,194	1,541,681
Dialysis Products Cost of Revenue	335,095	376,156
Cost of revenues	2,001,289	1,917,837
Gross profit	1,035,099	964,292
Operating expenses:
Selling, general and administrative	571,448	517,737
Research and development	26,149	23,089
Income from equity method investees	(7,582)	(1,713)
Operating income	445,084	425,179
Other (income) expense:
Interest income	(10,421)	(5,839)
Interest expense	81,986	73,264
Income before income taxes	373,519	357,754
Income tax expense	124,404	127,528
Net Income	249,115	230,226
Less: Net income attributable to noncontrolling interests	28,414	19,110
Net Income attributable to the Company	$ 220,701	$ 211,116
Basic income per Ordinary share	$ 0.73	$ 0.7
Fully diluted income per Ordinary share	$ 0.73	$ 0.7

Consolidated Statements of Comprehensive Income (USD $) In Thousands	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Consolidated Statements of Comprehensive Income
Net Income	$ 249,115	$ 230,226
(Loss) gain related to cash flow hedges	3,984	(17,462)
Actuarial gains (losses) on defined benefit pension plans	1,783	1,190
(Loss) gain related to foreign currency translation	118,953	(124,937)
Income tax (expense) benefit related to components of other comprehensive income	(4,151)	4,881
Other comprehensive income (loss), net of tax	120,569	(136,328)
Total comprehensive income	369,684	93,898
Comprehensive income attributable to noncontrolling interests	(28,682)	(17,995)
Comprehensive income attributable to the Company	$ 341,002	$ 75,903

Consolidated Balance Sheets (USD $) In Thousands	Mar. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 619,655	$ 522,870
Trade accounts receivable less allowance for doubtful accounts of $277,335 in 2010 and $266,449 in 2009	2,820,360	2,573,258
Accounts receivable from related parties	110,744	113,976
Inventories	912,357	809,097
Prepaid expenses and other current assets	912,320	783,231
Deferred tax asset, current	339,825	350,162
Total current assets	5,715,261	5,152,594
Property, plant and equipment, net	2,576,574	2,527,292
Intangible assets	704,366	692,544
Goodwill	8,197,505	8,140,468
Deferred tax asset, non-current	87,744	93,168
Equity Method Investments	272,649	250,373
Other assets	559,538	238,222
Total assets	18,113,637	17,094,661
Current liabilities:
Accounts payable	443,176	420,637
Accounts payable to related parties	123,008	121,887
Accrued expenses and other current liabilities	1,605,519	1,537,423
Short-term borrowings and other financial liabilities	131,763	670,671
Short-term borrowings from related parties	35,726	9,683
Current portion of long-term debt and capital lease obligations	265,493	263,982
Company-obligated mandatorily redeemable preferred securities of subsidiary Fresenius Medical Care Capital Trusts holding solely Company-guaranteed debentures of subsidiarie - current portion	651,079	625,549
Income tax payable, current	187,086	117,542
Deferred tax liability, current	26,565	22,349
Total current liabilities	3,469,415	3,789,723
Total long-term debt less current maturities	5,313,376	4,309,676
Other liabilities	249,453	294,015
Pension liabilities	203,700	190,150
Income tax payable, non-current	166,186	200,581
Deferred tax liability, non-current	545,421	506,896
Total liabilities	9,947,551	9,291,041
Noncontrolling interests subject to put provisions	290,513	279,709
Company shareholders' equity:
Preferred stock, no par value, 1.00 Euro nominal value, 12,356,880 shares authorized, 3,919,486 issued and outstanding	4,441	4,440
Common stock, no par value, 1.00 Euro nominal value, 373,436,220 shares authorized, 297,956,247 issued and outstanding	369,064	369,002
Additional paid-in capital	3,343,873	3,339,781
Retained earnings	4,078,781	3,858,080
Accumulated other comprehensive (loss)	(73,744)	(194,045)
Total Company shareholders' equity	7,722,415	7,377,258
Noncontrolling interests not subject to put provisions	153,158	146,653
Total equity	7,875,573	7,523,911
Total liabilities and equity	$ 18,113,637	$ 17,094,661

Consolidated Balance Sheets (Parentheticals) In Thousands, except Share data	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 EUR ( €)	Dec. 31, 2010 USD ( $)
Consolidated Balance Sheets
Trade accounts receivable allowance for doubtful accounts	$ 282,902		$ 277,335
Preferred stock no par value (in Euros)		€ 1
Preferred stock authorized	12,356,880	12,356,880
Preferred stock issued	3,957,919	3,957,919
Preferred stock outstanding	3,957,919	3,957,919
Common stock no par value (in Euros)		€ 1
Common stock authorized	373,436,220	373,436,220
Common stock issued	298,324,156	298,324,156
Common stock outstanding	298,324,156	298,324,156

Consolidated Statements of Cash Flows (USD $) In Thousands	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Operating Activities:
Net Income	$ 249,115	$ 230,226
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	135,984	124,458
Change in deferred taxes, net	32,427	12,824
(Gain) loss on sale of investments	(35)	(338)
(Gain) loss on sale of fixed assets	(572)	(108)
Stock Option Compensation Expense	7,132	7,144
Cash outflow from hedging	(57,111)	0
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	(182,407)	(59,073)
Inventories, net	(73,393)	(18,832)
Prepaid expenses, other current and non-current assets	13,251	(14,172)
Accounts receivable, related parties	(84)	(83,940)
Accounts payable, related parties	(4,546)	79,334
Accounts payable, accrued expenses and other current and non-current liabilities	32,913	34,007
Income tax payable	22,645	37,558
Net cash provided by (used in) operating activities	175,319	349,088
Investing Activities:
Purchases of property, plant and equipment	(117,166)	(105,859)
Proceeds from sale of property, plant and equipment	4,006	6,818
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	(338,792)	(83,621)
Proceeds from divestitures	0	2,043
Net cash (used in) provided by investing activities	(451,952)	(180,619)
Financing Activities:
Proceeds from short-term borrowings and other financial liabilities	49,416	36,369
Repayments of short-term borrowings and other financial liabilities	(64,502)	(36,902)
Proceeds from short-term borrowings from related parties	24,487	0
Repayments of short-term borrowings from related parties	0	0
Proceeds from long-term debt and capital lease obligations (net of debt issuance costs of $31,458 in 2010 and $16,703 in 2009)	1,237,413	485,542
Repayments of long-term debt and capital lease obligations	(361,007)	(464,982)
Increase (decrease) of accounts receivable securitization program	(510,000)	(214,000)
Proceeds from exercise of stock options	1,821	17,023
Payment of dividends	0	0
Distributions to noncontrolling interests	(25,052)	(34,008)
Contributions from noncontrolling interests	3,939	8,378
Net cash (used in) provided by financing activities	356,515	(202,580)
Effect of exchange rate changes on cash and cash equivalents	16,903	(2,903)
Cash and Cash Equivalents:
Net (decrease) in cash and cash equivalents	96,785	(37,014)
Cash and cash equivalents at beginning of period	522,870	301,225
Cash and cash equivalents at end of period	$ 619,655	$ 264,211

Consolidated Statements of Shareholders' Equity (USD $)	Preferred Stock, No par value [Member]	Common Stock, No par value [Member]	Additional paid in capital [Member]	Retained earnings [Member]	Accumulated other comprehensive income (loss) [Member]	Total FMC-AG and Co. KGaA [Member]	Noncontrolling interests not subject to put provisions [Member]	Total
Shareholders equity at Dec. 31, 2009	$ 4,343,000	$ 365,672,000	$ 3,243,466,000	$ 3,111,530,000	$ (49,724,000)	$ 6,675,287,000	$ 123,103,000	$ 6,798,390,000
Shares issued at Dec. 31, 2009	3,884,328	295,746,635
Proceeds from exercise of options and related tax effects	97,000	3,330,000	98,819,000			102,246,000		102,246,000
Shares from exercise of options and related tax effects	72,840	2,532,366
Compensation expense related to stock options			27,981,000			27,981,000		27,981,000
Dividends paid				231,967,000		231,967,000	58,617,000	290,584,000
Purchase (sale) of noncontrolling interests			(6,263,000)			(6,263,000)	17,295,000	11,032,000
Cash contributions from noncontrolling interests							(4,392,000)	(4,392,000)
Changes in fair value of noncontrolling interests			(24,222,000)			(24,222,000)		(24,222,000)
Comprehensive income (loss)
Net Income				978,517,000		978,517,000	58,040,000	1,036,557,000
Other comprehensive income (loss) - net					(144,321,000)	(144,321,000)	2,440,000	(141,881,000)
Total comprehensive income						834,196,000	60,480,000	894,676,000
Shareholders equity at Dec. 31, 2010	4,440,000	369,002,000	3,339,781,000	3,858,080,000	(194,045,000)	7,377,258,000	146,653,000	7,523,911,000
Shares issued at Dec. 31, 2010	3,957,168	298,279,001
Proceeds from exercise of options and related tax effects	1,000	62,000	1,664,000			1,727,000		1,727,000
Shares from exercise of options and related tax effects	751	45,155
Compensation expense related to stock options			7,132,000			7,132,000		7,132,000
Dividends paid							10,709,000	10,709,000
Purchase (sale) of noncontrolling interests			(327,000)			(327,000)	(1,628,000)	(1,955,000)
Cash contributions from noncontrolling interests							(603,000)	(603,000)
Changes in fair value of noncontrolling interests			(4,377,000)			(4,377,000)		(4,377,000)
Comprehensive income (loss)
Net Income				220,701,000		220,701,000	18,394,000	239,095,000
Other comprehensive income (loss) - net					120,301,000	120,301,000	(155,000)	120,146,000
Total comprehensive income						341,002,000	18,239,000	359,241,000
Shareholders equity at Mar. 31, 2011	$ 4,441,000	$ 369,064,000	$ 3,343,873,000	$ 4,078,781,000	$ (73,744,000)	$ 7,722,415,000	$ 153,158,000	$ 7,875,573,000
Shares issued at Mar. 31, 2011	3,957,919	298,324,156

The Company, Basis of Presentation, Healthcare Reform and Summary of Significant Accounting Policies	3 Months Ended
Mar. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
The Company and Basis of Presentation

1. The Company and Basis of Presentation

The Company

Fresenius Medical Care AG & Co. KGaA (“FMC-AG & Co. KGaA” or the “Company”), a German partnership limited by shares (Kommanditgesellschaft auf Aktien), is the world's largest kidney dialysis company, operating in both the field of dialysis services and the field of dialysis products for the treatment of end-stage renal disease (“ESRD”). The Company's dialysis business is vertically integrated, providing dialysis treatment at dialysis clinics it owns or operates and supplying these clinics with a broad range of products. In addition, the Company sells dialysis products to other dialysis service providers. In the United States, the Company also performs clinical laboratory testing and provides inpatient dialysis services and other services under contract to hospitals.

In this Report, “FMC-AG & Co. KGaA,” or the “Company,” “we,” “us” or “our” refers to the Company or the Company and its subsidiaries on a consolidated basis, as the context requires.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The consolidated financial statements at March 31, 2011 and for the three-month periods ended March 31, 2011 and 2010 contained in this report are unaudited and should be read in conjunction with the consolidated financial statements contained in the Company's 2010 Annual Report on Form 20-F. The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Such financial statements reflect all adjustments that, in the opinion of management, are necessary for a fair presentation of the results of the periods presented. All such adjustments are of a normal recurring nature.

The accounting policies applied in the accompanying consolidated financial statements are the same as those applied in the consolidated financial statements as at and for the year ended December 31, 2010, contained in the Company's 2010 Annual Report on Form 20-F, unless indicated otherwise.

The results of operations for the three-month period ended March 31, 2011 are not necessarily indicative of the results of operations for the year ending December 31, 2011.

Certain items in the prior quarter's comparative consolidated financial statements have been reclassified to conform to the current period's presentation.

Acquisitions And Investments	3 Months Ended
Mar. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Acquisitions and Investments

2.       Acquisitions

On January 4, 2011, the Company announced the signing of a purchase agreement to acquire International Dialysis Centers (“IDC”), Euromedic International's (“Euromedic”) dialysis service business for €485,000 (approximately  $650,000 as of January 4, 2011). IDC currently treats over 8,200 hemodialysis patients predominantly in Central and Eastern Europe and operates a total of 70 clinics in nine countries. Closing is subject to necessary regulatory approvals by the relevant anti-trust authorities and is expected to occur in the second quarter of 2011.

Related Party Transactions	3 Months Ended
Mar. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Related Party Transactions

3. Related Party Transactions

a)       Service and Lease Agreements

The Company's parent, Fresenius SE & Co. KGaA, is a German partnership limited by shares resulting from the change of legal form effective January 28, 2011, of Fresenius SE, a European Company (Societas Europaea), and which, prior to July 13, 2007, was called Fresenius AG, a German stock corporation. In these Consolidated Financial Statements, Fresenius SE refers to that company as a partnership limited by shares, effective on and after January 28, 2011, as well as both before and after the conversion of Fresenius AG from a stock corporation into a European Company. Fresenius SE owns 100% of the share capital of Fresenius Medical Care Management AG (“Management AG”), the Company's general partner and is the Company's largest shareholder owning approximately 35.7% of the Company's voting shares as of March 31, 2011.

The Company is party to service agreements with Fresenius SE and certain of its affiliates (collectively the “Fresenius SE Companies”) to receive services, including, but not limited to: administrative services, management information services, employee benefit administration, insurance, IT services, tax services and treasury management services. During the three-month periods ended March 31, 2011 and 2010, amounts charged by Fresenius SE to the Company under the terms of these agreements were  $17,308 and  $19,198, respectively. The Company also provides certain services to the Fresenius SE Companies, including research and development, central purchasing and warehousing. The Company charged  $1,468 and  $1,726 for services rendered to the Fresenius SE Companies during the first three months of 2011 and 2010 respectively.

Under operating lease agreements for real estate entered into with the Fresenius SE Companies, which are leases for the corporate headquarters in Bad Homburg, Germany and production sites in Schweinfurt and St. Wendel, Germany, the Company paid the Fresenius SE Companies  $6,274 and  $5,045 during three-month periods ended March 31, 2011 and 2010, respectively. The majority of the leases expire in 2016 and contain renewal options.

The Company's Articles of Association provide that the General Partner shall be reimbursed for any and all expenses in connection with management of the Company's business, including remuneration of the members of the General Partner's supervisory board and the General Partner's management board. The aggregate amount reimbursed to the General Partner was  $3,861 and  $2,328, respectively, for its management services during the three-month periods ended March 31, 2011 and 2010.

b)       Products

For the first three months of 2011 and 2010, the Company sold products to the Fresenius SE Companies for  $4,588 and  $4,041 respectively. During the same periods, the Company made purchases from the Fresenius SE Companies in the amount of  $12,454 and  $10,227, respectively.

In addition to the purchases noted above, the Company currently purchases heparin supplied by APP Pharmaceuticals Inc. (“APP Inc.”), through an independent group purchasing organization (“GPO”). In September 2008, Fresenius Kabi AG, a wholly-owned subsidiary of Fresenius SE, acquired 100% of APP Inc. The Company has no direct supply agreement with APP Inc. and does not submit purchase orders directly to APP Inc. During the three-month periods ended March 31, 2011 and 2010, Fresenius Medical Care Holdings, Inc. (“FMCH”) acquired approximately  $6,415 and  $7,821, respectively, of heparin from APP Inc. through the GPO contract, which was negotiated by the GPO at arm's length on behalf of all members of the GPO.

c)       Financing Provided by and to Fresenius SE and the General Partner

On March 31, 2011, the Company borrowed €17,900 ( $25,431 at March 31, 2011) from Fresenius SE at 2.027%. The amount was repaid on April 1, 2011.

In January 2011, the Company reached a court settlement with the German tax authorities on a disallowed impairment charge recognized in 1997. As the Company was party to a German trade tax group with Fresenius SE and certain of Fresenius SE's other affiliates for fiscal years 1997 - 2001, the Company and Fresenius SE had entered into an agreement on how to allocate potential tax effects of the disallowed impairment charge, including interest on prepayments, upon resolution between the Company and the German tax authorities. As a result, the Company recognized €2,560 ( $3,637 as of March 31, 2011) as a tax expense for interest payable to Fresenius SE in 2011.

Throughout 2010, the Company, under its cash pooling agreement, made cash advances to Fresenius SE. The balance outstanding at December 31, 2010 of €24,600 ( $32,871 as of December 31, 2010) was fully repaid on January 3, 2011 at an interest rate of 1.942%.

On August 19, 2009, the Company borrowed €1,500 ( $2,131 as of March 31, 2011) from the General Partner at 1.335%. The loan repayment, originally due on August 19, 2010, was extended until August 19, 2011.

During 2009, the Company reclassified an account payable to Fresenius SE in the amount of €77,745 to short-term borrowings from related parties. The amount represents taxes payable by the Company arising from the period 1997-2001 during which German trade taxes were paid by Fresenius SE on behalf of the Company. Of this amount, €5,747 ( $8,165 at March 31, 2011) was outstanding at March 31, 2011 at an interest rate of 6% and will be repaid in 2011.

Inventories	3 Months Ended
Mar. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Inventories

4. Inventories

As of March 31, 2011 and December 31, 2010, inventories consisted of the following:

	March 31, 2011	December 31, 2010
Raw materials and purchased components	$157,442	$158,163
Work in process	53,388	56,345
Finished goods	590,580	475,641
Health care supplies	110,947	118,948
Inventories	$912,357	$809,097

The Company has a contingent liability of up to  $65,041, subject to renegotiation of certain supply contracts.

Other Assets and Notes Receivable	3 Months Ended
Mar. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Loans Notes Trade And Other Receivables Disclosure [Text Block]

5. Other Assets/Notes Receivable

During the first quarter of 2011, the Company loaned  $294,000 to Renal Advantage Partners LLC, the parent company of Renal Advantage, Inc., a provider of dialysis services, which included a conversion right for a minority equity interest in Renal Advantage Partners LLC. The conversion right was exercised and became effective May 1, 2011. This amount is classified within “Other assets” in the balance sheet. Additionally, the Company has entered into agreements to provide renal products and pharmaceutical supplies as well as other services to Renal Advantage Partners LLC and Liberty Dialysis Inc.

Short-Term Borrowings and Other Financial Liabilities, and Short-Term Borrowings from Related Parties	3 Months Ended
Mar. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Short-Term Borrowings and Other Financial Liabilities, and Short-Term Borrowings from Related Parties

6. Short-Term Borrowings, Other Financial Liabilities and Short-Term Borrowings from Related Parties

As of March 31, 2011 and December 31, 2010, short-term borrowings, other financial liabilities and short-term borrowings from related parties consisted of the following:

	March 31, 2011	December 31, 2010
Borrowings under lines of credit	$121,628	$131,791
Accounts receivable facility	-	510,000
Other financial liabilities	10,135	28,880
Short-term borrowings and other financial liabilities	131,763	670,671
Short-term borrowings from related parties (see Note 3.c.)	35,726	9,683
Short-term borrowings, Other financial liabilities and Short-term borrowings from related parties	$167,489	$680,354

Long-term Debt and Capital Lease Obligations	3 Months Ended
Mar. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Long-term Debt and Capital Lease Obligations

7. Long-term Debt and Capital Lease Obligations

As of March 31, 2011 and December 31, 2010, long-term debt and capital lease obligations consisted of the following:

	March 31, 2011	December 31, 2010

Amended 2006 Senior Credit Agreement	$2,838,728	$2,953,890
Senior Notes	1,915,935	824,446
Euro Notes	284,140	267,240
EIB Agreements	363,516	351,686
Capital lease obligations	16,202	15,439
Other	160,348	160,957
	5,578,869	4,573,658
Less current maturities	(265,493)	(263,982)
	$5,313,376	$4,309,676

Amended 2006 Senior Credit Agreement

The following table shows the available and outstanding amounts under the Amended 2006 Senior Credit Agreement at March 31, 2011 and December 31, 2010:

	Maximum Amount Available		Balance Outstanding

	March 31, 2011	December 31, 2010	March 31, 2011	December 31, 2010

Revolving Credit	$1,200,000	$1,200,000	$-	$81,126
Term Loan A	1,305,000	1,335,000	1,305,000	1,335,000
Term Loan B	1,533,728	1,537,764	1,533,728	1,537,764
	$4,038,728	$4,072,764	$2,838,728	$2,953,890

In addition, at March 31, 2011 and December 31, 2010, the Company had letters of credit outstanding in the amount of  $99,142 and  $121,518, respectively, which are not included above as part of the balance outstanding at those dates but which reduce available borrowings under the revolving credit facility.

Senior Notes Issued February 2011

On February 3, 2011, Fresenius Medical Care US Finance, Inc. (“US Finance”), a wholly-owned subsidiary of the Company, issued  $650,000 aggregate principal amount of senior unsecured notes with a coupon of 5.75% (the “5.75% Senior Notes”) at an issue price of 99.060% and FMC Finance VII S.A. (“Finance VII”), a wholly-owned subsidiary of the Company, issued €300,000 aggregate principal amount ( $412,350 at date of issuance) of senior unsecured notes with a coupon 5.25% (the “5.25% Senior Notes”) at par. The 5.75% Senior Notes had a yield to maturity of 5.875%. Both the 5.75% Senior Notes and the 5.25% Senior Notes are due February 15, 2021. US Finance and Finance VII may redeem the 5.75% Senior Notes and 5.25% Senior Notes, respectively, at any time at 100% of principal plus accrued interest and a premium calculated pursuant to the terms of the applicable indenture. The holders of the 5.75% Senior Notes and the 5.25% Senior Notes have a right to request that the respective issuers of the notes repurchase the applicable issue of notes at 101% of principal plus accrued interest upon the occurrence of a change of control of the Company followed by a decline in the rating of the respective notes. The Company used or will use the net proceeds of approximately  $1,035,000 to repay indebtedness outstanding under its accounts receivable facility and the revolving credit facility of the Amended 2006 Senior Credit Agreement, for acquisitions, including payments under our recent acquisition of International Dialysis Centers announced on January 4, 2011 (see Note 2), and for general corporate purposes to support our renal dialysis products and services business. The 5.75% Senior Notes and the 5.25% Senior Notes are guaranteed on a senior basis jointly and severally by the Company, Fresenius Medical Care Holdings, Inc. (“FMCH”) and Fresenius Medical Care Deutschland GmbH (“D-GmbH”).

Earnings Per Share	3 Months Ended
Mar. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Earnings Per Share

8. Earnings Per Share

The following table contains reconciliations of the numerators and denominators of the basic and diluted earnings per share computations for the three-month periods ended March 31, 2011 and 2010:

	For the three months ended March 31,

	2011	2010
Numerators:
Net income attributable to FMC-AG & Co. KGaA	$220,701	$211,116
less:
Dividend preference on Preference shares	27	26
Income available to all classes of shares	$220,674	$211,090

Denominators:
Weighted average number of:
Ordinary shares outstanding	298,292,972	295,746,635
Preference shares outstanding	3,957,435	3,889,994
Total weighted average shares outstanding	302,250,407	299,636,629
Potentially dilutive Ordinary shares	1,950,556	1,403,186
Potentially dilutive Preference shares	20,394	46,825
Total weighted average Ordinary shares outstanding assuming dilution	300,243,528	297,149,821
Total weighted average Preference shares outstanding assuming dilution	3,977,829	3,936,819

Basic income per Ordinary share	$0.73	$0.70
Plus preference per Preference shares	0.01	0.01
Basic income per Preference share	$0.74	$0.71

Fully diluted income per Ordinary share	$0.73	$0.70
Plus preference per Preference shares	0.00	0.01
Fully diluted income per Preference share	$0.73	$0.71

Employee Benefit Plans	3 Months Ended
Mar. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Employee Benefit Plans

9. Employee Benefit Plans

The Company currently has two principal pension plans, one for German employees, the other covering employees in the United States, the latter of which was curtailed in 2002. Plan benefits are generally based on years of service and final salary. As there is no legal requirement in Germany to fund defined benefit plans, the Company's pension obligations in Germany are unfunded. Each year FMCH, a wholly-owned subsidiary of the Company and its principal North American subsidiary, contributes to the plan covering United States employees at least the minimum required by the Employee Retirement Income Security Act of 1974, as amended.

The following table provides the calculations of net periodic benefit cost for the three-month periods ended March 31, 2011 and 2010.

	Three months ended March 31,

	2011	2010
Components of net periodic benefit cost:
Service cost	$2,622	$2,050
Interest cost	6,036	5,667
Expected return on plan assets	(4,275)	(4,366)
Amortization of unrealized losses	1,800	1,190
Net periodic benefit costs	$6,183	$4,541

Noncontrolling Interests Subject to Put Provisions	3 Months Ended
Mar. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Noncontrolling Interests Subject to Put Provisions

10.       Noncontrolling Interests Subject to Put Provisions

The Company has potential obligations to purchase the noncontrolling interests held by third parties in certain of its consolidated subsidiaries. These obligations are in the form of put provisions and are exercisable at the third-party owners' discretion within specified periods as outlined in each specific put provision. If these put provisions were exercised, the Company would be required to purchase all or part of third-party owners' noncontrolling interests at the appraised fair value. The methodology the Company uses to estimate the fair values of the noncontrolling interest subject to put provisions assumes the greater of net book value or a multiple of earnings, based on historical earnings, development stage of the underlying business and other factors. The estimated fair values of the noncontrolling interests subject to these put provisions can also fluctuate and the implicit multiple of earnings at which these noncontrolling interest obligations may ultimately be settled could vary significantly from our current estimates depending upon market conditions.

As of March 31, 2011 and December 31, 2010 the Company's potential obligations under these put options are  $290,513 and  $279,709, respectively, of which, at March 31, 2011,  $96,497 were exercisable.

Following is a roll forward of noncontrolling interests subject to put provisions for the three months ended March 31, 2011 and the year ended December 31, 2010:

	March 31, 2011	December 31, 2010

Beginning balance	$279,709	$231,303
Dividends paid	(8,412)	(38,964)
Purchase/ sale of noncontrolling interests	2,789	28,969
Contributions from noncontrolling interests	1,607	5,289
Changes in fair value of noncontrolling interests	4,377	24,222
Net income	10,020	28,839
Other comprehensive income (loss)	423	51
Ending balance	$290,513	$279,709

Commitments and Contingencies	3 Months Ended
Mar. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Commitments and Contingencies

11. Commitments and Contingencies

Legal Proceedings

The Company is routinely involved in numerous claims, lawsuits, regulatory and tax audits, investigations and other legal matters arising, for the most part, in the ordinary course of its business of providing healthcare services and products. The outcome of litigation and other legal matters is always difficult to accurately predict and outcomes that are not consistent with the Company's view of the merits can occur. The Company believes that it has valid defenses to the legal matters pending against it and is defending itself vigorously. Nevertheless, it is possible that the resolution of one or more of the legal matters currently pending or threatened could have a material adverse effect on its business, results of operations and financial condition.

Commercial Litigation

The Company was originally formed as a result of a series of transactions it completed pursuant to the Agreement and Plan of Reorganization dated as of February 4, 1996, by and between W.R. Grace & Co. and Fresenius SE (the "Merger"). At the time of the Merger, a W.R. Grace & Co. subsidiary known as W.R. Grace & Co.-Conn. had, and continues to have, significant liabilities arising out of product-liability related litigation (including asbestos-related actions), pre-Merger tax claims and other claims unrelated to National Medical Care, Inc. (“NMC”), which was W.R. Grace & Co.'s dialysis business prior to the Merger. In connection with the Merger, W.R. Grace & Co.-Conn. agreed to indemnify the Company, FMCH, and NMC against all liabilities of W.R. Grace & Co., whether relating to events occurring before or after the Merger, other than liabilities arising from or relating to NMC's operations. W.R. Grace & Co. and certain of its subsidiaries filed for reorganization under Chapter 11 of the U.S. Bankruptcy Code (the “Grace Chapter 11 Proceedings”) on April 2, 2001.

Prior to and after the commencement of the Grace Chapter 11 Proceedings, class action complaints were filed against W.R. Grace & Co. and FMCH by plaintiffs claiming to be creditors of W.R. Grace & Co.-Conn., and by the asbestos creditors' committees on behalf of the W.R. Grace & Co. bankruptcy estate in the Grace Chapter 11 Proceedings, alleging among other things that the Merger was a fraudulent conveyance, violated the uniform fraudulent transfer act and constituted a conspiracy. All such cases have been stayed and transferred to or are pending before the U.S. District Court as part of the Grace Chapter 11 Proceedings.

In 2003, the Company reached agreement with the asbestos creditors' committees on behalf of the W.R. Grace & Co. bankruptcy estate and W.R. Grace & Co. in the matters pending in the Grace Chapter 11 Proceedings for the settlement of all fraudulent conveyance and tax claims against it and other claims related to the Company that arise out of the bankruptcy of W.R. Grace & Co. Under the terms of the settlement agreement as amended (the “Settlement Agreement”), fraudulent conveyance and other claims raised on behalf of asbestos claimants will be dismissed with prejudice and the Company will receive protection against existing and potential future W.R. Grace & Co. related claims, including fraudulent conveyance and asbestos claims, and indemnification against income tax claims related to the non-NMC members of the W.R. Grace & Co. consolidated tax group upon confirmation of a W.R. Grace & Co. bankruptcy reorganization plan that contains such provisions. Under the Settlement Agreement, the Company will pay a total of  $115,000 without interest to the W.R. Grace & Co. bankruptcy estate, or as otherwise directed by the Court, upon plan confirmation. No admission of liability has been or will be made. The Settlement Agreement has been approved by the U.S. District Court. In January and February 2011, the U.S. Bankruptcy Court entered orders confirming the joint plan of reorganization. These confirmation orders are pending before the U.S. District Court. Subsequent to the Merger, W.R. Grace & Co. was involved in a multi-step transaction involving Sealed Air Corporation (“Sealed Air,” formerly known as Grace Holding, Inc.). The Company is engaged in litigation with Sealed Air to confirm its entitlement to indemnification from Sealed Air for all losses and expenses incurred by the Company relating to pre-Merger tax liabilities and Merger-related claims. Under the Settlement Agreement, upon final confirmation of a plan of reorganization that satisfies the conditions of the Company's payment obligation, this litigation will be dismissed with prejudice.

On April 4, 2003, FMCH filed a suit in the U. S. District Court for the Northern District of California, styled Fresenius USA, Inc., et al., v. Baxter International Inc., et al., Case No. C 03-1431, seeking a declaratory judgment that FMCH does not infringe patents held by Baxter International Inc. and its subsidiaries and affiliates (“Baxter”), that the patents are invalid, and that Baxter is without right or authority to threaten or maintain suit against FMCH for alleged infringement of Baxter's patents. In general, the asserted patents concern the use of touch screen interfaces for hemodialysis machines. Baxter filed counterclaims against FMCH seeking more than  $140,000 in monetary damages and injunctive relief, and alleging that FMCH willfully infringed on Baxter's patents. On July 17, 2006, the court entered judgment on a jury verdict in favor of FMCH finding that all the asserted claims of the Baxter patents are invalid as obvious and/or anticipated in light of prior art.

On February 13, 2007, the court granted Baxter's motion to set aside the jury's verdict in favor of FMCH and reinstated the patents and entered judgment of infringement. Following a trial on damages, the court entered judgment on November 6, 2007 in favor of Baxter on a jury award of  $14,300. On April 4, 2008, the court denied Baxter's motion for a new trial, established a royalty payable to Baxter of 10% of the sales price for continuing sales of FMCH's 2008K hemodialysis machines and 7% of the sales price of related disposables, parts and service beginning November 7, 2007, and enjoined sales of the touchscreen-equipped 2008K machine effective January 1, 2009. The Company appealed the court's rulings to the United States Court of Appeals for the Federal Circuit (“Federal Circuit”). In October 2008, the Company completed design modifications to the 2008K machine that eliminate any incremental hemodialysis machine royalty payment exposure under the original District Court order. On September 10, 2009, the Federal Circuit reversed the district court's decision and determined that the asserted claims in two of the three patents at issue are invalid. As to the third patent, the Federal Circuit affirmed the district court's decision; however, the Court also vacated the injunction and award of damages. These issues were remanded to the District Court for reconsideration in light of the invalidity ruling on most of the claims. As a result, FMCH is no longer required to fund the court-approved escrow account set up to hold the royalty payments ordered by the district court, although funds already contributed will remain in escrow until the case is finally concluded. On March 18, 2010, the U.S. Patent and Trademark Office (USPTO) and the Board of Patent Appeals and Interferences ruled in reexamination that the remaining Baxter patent is invalid. On October 5, 2010, Baxter appealed the Board's ruling to the Federal Circuit.

On April 28, 2008, Baxter filed suit in the U.S. District Court for the Northern District of Illinois, Eastern Division (Chicago), styled Baxter International, Inc. and Baxter Healthcare Corporation v. Fresenius Medical Care Holdings, Inc. and Fresenius USA, Inc., Case No. CV 2389, asserting that FMCH's hemodialysis machines infringe four patents issued in 2007 and 2008, all of which are based on one of the patents at issue in the April 2003 Baxter case described above. The new patents expired in April 2011 and relate to trend charts shown on touch screen interfaces and the entry of ultrafiltration profiles (ultrafiltration is the removing of liquid from a patient's body using osmotic pressure). This case is currently stayed pursuant to court order. The Company believes that its hemodialysis machines do not infringe any valid claims of the Baxter patents at issue. All the asserted patents now stand rejected in an ongoing reexamination at the USPTO.

On October 17, 2006, Baxter and DEKA Products Limited Partnership (DEKA) filed suit in the U.S. District Court for the Eastern District of Texas which was subsequently transferred to the Northern District of California, styled Baxter Healthcare Corporation and DEKA Products Limited Partnership v. Fresenius Medical Care Holdings, Inc. d/b/a Fresenius Medical Care North America and Fresenius USA, Inc., Case No. CV 438 TJW. The complaint alleged that FMCH's Liberty™ cycler infringes nine patents owned by or licensed to Baxter. During and after discovery, seven of the asserted patents were dropped from the suit. On July 28, 2010, at the conclusion of the trial, the jury returned a verdict in favor of FMCH finding that the Liberty™ cycler does not infringe any of the asserted claims of the Baxter patents. The District Court denied Baxter's request to overturn the jury verdict and Baxter has appealed the verdict and resulting judgment to the United States Court of Appeals for the Federal Circuit.

Other Litigation and Potential Exposures

Renal Care Group, Inc. (“RCG”), which the Company acquired in 2006, is named as a nominal defendant in a complaint originally filed September 13, 2006 in the Chancery Court for the State of Tennessee Twentieth Judicial District at Nashville styled Indiana State District Council of Laborers and Hod Carriers Pension Fund v. Gary Brukardt et al. Following the trial court's dismissal of the complaint, plaintiff's appeal in part, and reversal in part by the appellate court, the cause of action purports to be a class action on behalf of former shareholders of RCG and seeks monetary damages only against the individual former directors of RCG. The individual defendants, however, may have claims for indemnification and reimbursement of expenses against the Company. The Company expects to continue as a defendant in the litigation, which is proceeding toward trial in the Chancery Court, and believes that defendants will prevail.

On July 17, 2007, resulting from an investigation begun in 2005, the United States Attorney filed a civil complaint in the United States District Court for the Eastern District of Missouri (St. Louis) against Renal Care Group, Inc., its subsidiary RCG Supply Company, and FMCH in its capacity as RCG's current corporate parent. The complaint seeks monetary damages and penalties with respect to issues arising out of the operation of RCG's Method II supply company through 2005, prior to FMCH's acquisition of RCG in 2006. The complaint is styled United States of America ex rel. Julie Williams et al. vs. Renal Care Group, Renal Care Group Supply Company and FMCH. On August 11, 2009, the Missouri District Court granted RCG's motion to transfer venue to the United States District Court for the Middle District of Tennessee (Nashville). On March 22, 2010, the Tennessee District Court entered judgment against defendants for approximately  $23,000 in damages and interest under the unjust enrichment count of the complaint but denied all relief under the six False Claims Act counts of the complaint. The Company appealed the Tennessee District Court's decision to the United States Court of Appeals for the Sixth Circuit and secured a stay of enforcement of the judgment pending appeal. The United States Attorney filed a cross appeal, but also asked the Tennessee District Court for an indicative or supplemental ruling. On June 23, 2010, the Tennessee District Court issued an indicative ruling to the effect that, if the case were remanded to the District Court, it would expect to enter a judgment under the False Claims Act against the Company for approximately  $104,000. On September 23, 2010, the Court of Appeals remanded the case to the Tennessee District Court to permit revision or supplementation of the original judgment, after which the Company may pursue its appeals to the Court of Appeals. The Company believes that RCG's operation of its Method II supply company was in compliance with applicable law, that no relief is due to the United States, and that its position in the litigation will ultimately be sustained.

On November 27, 2007, the United States District Court for the Western District of Texas (El Paso) unsealed and permitted service of two complaints previously filed under seal by a qui tam relator, a former FMCH local clinic employee. The first complaint alleged that a nephrologist unlawfully employed in his practice an assistant to perform patient care tasks that the assistant was not licensed to perform and that Medicare billings by the nephrologist and FMCH therefore violated the False Claims Act. The second complaint alleged that FMCH unlawfully retaliated against the relator by discharging her from employment constructively. The United States Attorney for the Western District of Texas declined to intervene and to prosecute on behalf of the United States. On March 30, 2010, the District Court issued final judgment in favor of defendants on all counts based on a jury verdict rendered on February 25, 2010 and on rulings of law made by the Court during the trial. The plaintiff has appealed from the District Court judgment.

On February 15, 2011, a qui tam relator's complaint under the False Claims Act against FMCH was unsealed by order of the United States District Court for the District of Massachusetts and served by the relator. The United States has not intervened in the case United States ex rel. John Doe v. Fresenius Medical Care Holdings, Inc., 2009 Civ. 10179 (D. Mass.). The relator's complaint, which was first filed under seal in February 2009, alleges that the Company seeks and receives reimbursement from government payers for serum ferritin and hepatitis B laboratory tests that are medically unnecessary. On March 6, 2011, the United States Attorney for the District of Massachusetts issued a Civil Investigative Demand seeking the production of documents related to the same laboratory tests that are the subject of the relator's complaint. FMCH will cooperate fully in responding to the additional Civil Investigative Demand, and will vigorously contest the relator's complaint.

The Company filed claims for refunds contesting the Internal Revenue Service's (“IRS”) disallowance of FMCH's civil settlement payment deductions taken by FMCH in prior year tax returns. As a result of a settlement agreement with the IRS, the Company received a partial refund in September 2008 of  $37,000, inclusive of interest and preserved our right to pursue claims in the United States Courts for refunds of all other disallowed deductions. On December 22, 2008, the Company filed a complaint for complete refund in the United States District Court for the District of Massachusetts, styled as Fresenius Medical Care Holdings, Inc. v United States. On June 24, 2010, the court denied FMCH's motion for summary judgment and the litigation is proceeding towards trial.

For the tax year 1997, the Company recognized an impairment of one of its subsidiaries which the German tax authorities disallowed in 2003 at the conclusion of their audit for the years 1996 and 1997. The Company has filed a complaint with the appropriate German court to challenge the tax authorities' decision. In January 2011, the Company reached an agreement with the tax authorities, estimated to be slightly more favorable than the tax benefit recognized previously. The additional benefit is expected to be recognized in 2011.

The IRS tax audits of FMCH for the years 2002 through 2006 have been completed. The IRS has disallowed all deductions taken during these audit periods related to intercompany mandatorily redeemable preferred shares. The Company has protested the disallowed deductions and will avail itself of all remedies. An adverse determination with respect to the disallowed deductions related to intercompany mandatorily redeemable preferred shares could have a material adverse effect on our results of operations and liquidity. In addition, the IRS proposed other adjustments which have been recognized in the financial statements.

From time to time, the Company is a party to or may be threatened with other litigation or arbitration, claims or assessments arising in the ordinary course of its business. Management regularly analyzes current information including, as applicable, the Company's defenses and insurance coverage and, as necessary, provides accruals for probable liabilities for the eventual disposition of these matters.

The Company, like other health care providers, conducts its operations under intense government regulation and scrutiny. It must comply with regulations which relate to or govern the safety and efficacy of medical products and supplies, the operation of manufacturing facilities, laboratories and dialysis clinics, and environmental and occupational health and safety. The Company must also comply with the Anti-Kickback Statute, the False Claims Act, the Stark Law, and other federal and state fraud and abuse laws. Applicable laws or regulations may be amended, or enforcement agencies or courts may make interpretations that differ from the Company's interpretations or the manner in which it conducts its business. Enforcement has become a high priority for the federal government and some states.

In addition, the provisions of the False Claims Act authorizing payment of a portion of any recovery to the party bringing the suit encourage private plaintiffs to commence “whistle blower” actions. In May 2009, the scope of the False Claims Act was expanded and additional protections for whistle blowers and procedural provisions to aid whistle blowers' ability to proceed in a False Claims Act case were added. By virtue of this regulatory environment, the Company's business activities and practices are subject to extensive review by regulatory authorities and private parties, and continuing audits, investigative demands, subpoenas, other inquiries, claims and litigation relating to the Company's compliance with applicable laws and regulations. The Company may not always be aware that an inquiry or action has begun, particularly in the case of “whistle blower” actions, which are initially filed under court seal.

The Company operates many facilities throughout the United States. In such a decentralized system, it is often difficult to maintain the desired level of oversight and control over the thousands of individuals employed by many affiliated companies. The Company relies upon its management structure, regulatory and legal resources, and the effective operation of its compliance program to direct, manage and monitor the activities of these employees. On occasion, the Company may identify instances where employees, deliberately or inadvertently, have submitted inadequate or false billings. The actions of such persons may subject the Company and its subsidiaries to liability under the Anti-Kickback Statute, the Stark Law and the False Claims Act, among other laws.

Physicians, hospitals and other participants in the health care industry are also subject to a large number of lawsuits alleging professional negligence, malpractice, product liability, worker's compensation or related claims, many of which involve large claims and significant defense costs. The Company has been and is currently subject to these suits due to the nature of its business and expects that those types of lawsuits may continue. Although the Company maintains insurance at a level which it believes to be prudent, it cannot assure that the coverage limits will be adequate or that insurance will cover all asserted claims. A successful claim against the Company or any of its subsidiaries in excess of insurance coverage could have a material adverse effect upon it and the results of its operations. Any claims, regardless of their merit or eventual outcome, could have a material adverse effect on the Company's reputation and business.

The Company has also had claims asserted against it and has had lawsuits filed against it relating to alleged patent infringements or businesses that it has acquired or divested. These claims and suits relate both to operation of the businesses and to the acquisition and divestiture transactions. The Company has, when appropriate, asserted its own claims, and claims for indemnification. A successful claim against the Company or any of its subsidiaries could have a material adverse effect upon its business, financial condition, and the results of its operations. Any claims, regardless of their merit or eventual outcome, could have a material adverse effect on the Company's reputation and business.

Accrued Special Charge for Legal Matters

At December 31, 2001, the Company recorded a pre-tax special charge of  $258,159 to reflect anticipated expenses associated with the defense and resolution of pre-Merger tax claims, Merger-related claims, and commercial insurer claims. The costs associated with the Settlement Agreement and settlements with insurers have been charged against this accrual. With the exception of the proposed  $115,000 payment under the Settlement Agreement in the Grace Chapter 11 Proceedings, all other matters included in the special charge have been resolved. While the Company believes that its remaining accrual reasonably estimates its currently anticipated costs related to the continued defense and resolution of this matter, no assurances can be given that its actual costs incurred will not exceed the amount of this accrual.

Financial Instruments	3 Months Ended
Mar. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Financial Instruments

12. Financial Instruments

As a global supplier of dialysis services and products in more than 120 countries throughout the world, the Company is faced with a concentration of credit risks due to the nature of the reimbursement systems which are often provided by the governments of the countries in which the Company operates. Changes in reimbursement rates or the scope of coverage could have a material adverse effect on the Company's business, financial condition and results of operations and thus on its capacity to generate cash flow. In the past the Company experienced and, after the implementation of the new bundled reimbursement system in the U.S., also expects in the future generally stable reimbursements for dialysis services. This includes the balancing of unfavorable reimbursement changes in certain countries with favorable changes in other countries. Due to the fact that a large portion of the Company's reimbursement is provided by public health care organizations and private insurers, the Company expects that most of its accounts receivables will be collectable, albeit somewhat more slowly in the International segment in the immediate future, particularly in countries which continue to be severely affected by the global financial crisis.

Non-derivative Financial Instruments

	March 31,		December 31,
	2011		2010
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Non-derivatives
Assets
Cash and cash equivalents	$619,655	$619,655	$522,870	$522,870
Accounts Receivable	2,931,104	2,931,104	2,687,234	2,687,234
Long-term Notes Receivable	294,085	301,679	-	-

Liabilities
Accounts payable	566,184	566,184	542,524	542,524
Short-term borrowings	131,763	131,763	670,671	670,671
Short-term borrowings from related parties	35,726	35,726	9,683	9,683
Long term debt, excluding Amended 2006 Senior Credit Agreement, Euro Notes and Senior Notes	540,066	540,066	528,082	528,082
Amended 2006 Senior Credit Agreement	2,838,728	2,833,917	2,953,890	2,937,504
Senior Notes	1,915,935	1,934,959	824,446	880,366
Euro Notes	284,140	290,199	267,240	276,756
Trust Preferred Securities	651,079	657,722	625,549	643,828
Noncontrolling interests subject to put provisions	290,513	290,513	279,709	279,709

The carrying amounts in the table are included in the consolidated balance sheet under the indicated captions or in the case of long-term debt, as noted in the captions shown in Note 7.

The significant methods and assumptions used in estimating the fair values of non-derivative financial instruments are as follows:

Cash and cash equivalents are stated at nominal value which equals the fair value.

Short-term financial instruments such as accounts receivable, accounts payable and short-term borrowings are valued at their carrying amounts, which are reasonable estimates of the fair value due to the relatively short period to maturity of these instruments.

The valuation of the long-term notes receivable is determined using significant unobservable inputs (Level 3). It is valued using an index of similar instruments with comparable credit ratings, terms, tenor, interest rates and issuer industry. The Company tracked the prices of the constructed index from the note issuance date to the reporting date to determine fair value.

The fair values of the major long-term financial liabilities are calculated on the basis of market information. Instruments for which market quotes are available are measured using these quotes. The fair values of the other long-term financial liabilities are calculated at the present value of the respective future cash flows. To determine these present values, the prevailing interest rates and credit spreads for the Company as of the balance sheet date are used.

The valuation of the noncontrolling interests subject to put provisions is determined using significant unobservable inputs (Level 3). See Note 10 for a discussion of the Company's methodology for estimating the fair value of these noncontrolling interests subject to put obligations.

Currently, there is no indication that a decrease in the value of the Company's financing receivables is probable. Therefore, the allowances on credit losses of financing receivables are immaterial.

Derivative Financial Instruments

The Company is exposed to market risk from changes in interest rates and foreign exchange rates. In order to manage the risk of interest rate and currency exchange rate fluctuations, the Company enters into various hedging transactions by means of derivative instruments with highly rated financial institutions as authorized by the Company's General Partner. On a quarterly basis the Company performs an assessment of its counterparty credit risk. The Company currently considers this risk to be low. The Company's policy, which has been consistently followed, is that financial derivatives be used only for the purpose of hedging foreign currency and interest rate exposure.

In certain instances, the Company enters into derivative contracts that do not qualify for hedge accounting but are utilized for economic purposes (“economic hedges”). The Company does not use financial instruments for trading purposes.

The Company established guidelines for risk assessment procedures and controls for the use of financial instruments. They include a clear segregation of duties with regard to execution on one side and administration, accounting and controlling on the other.

Foreign Exchange Risk Management

The Company conducts business on a global basis in various currencies, though its operations are mainly in Germany and the United States. For financial reporting purposes, the Company has chosen the U.S. dollar as its reporting currency. Therefore, changes in the rate of exchange between the U.S. dollar and the local currencies in which the financial statements of the Company's international operations are maintained affect its results of operations and financial position as reported in its consolidated financial statements.

The Company's exposure to market risk for changes in foreign exchange rates relates to transactions such as sales and purchases. The Company has significant amounts of sales of products invoiced in euro from its European manufacturing facilities to its other international operations and, to a lesser extent, sales of products invoiced in other non-functional currencies. This exposes the subsidiaries to fluctuations in the rate of exchange between the euro and the currency in which their local operations are conducted. For the purpose of hedging existing and foreseeable foreign exchange transaction exposures the Company enters into foreign exchange forward contracts and, on a small scale, foreign exchange options. As of March 31, 2011 the Company had no foreign exchange options.

Changes in the fair value of the effective portion of foreign exchange forward contracts designated and qualifying as cash flow hedges of forecasted product purchases and sales are reported in accumulated other comprehensive income (loss) (“AOCI”). Additionally, in connection with intercompany loans in foreign currency, the Company uses foreign exchange swaps thus assuring that no foreign exchange risks arise from those loans, which, if they qualify for cash flow hedge accounting, are also reported in AOCI. These amounts recorded in AOCI are subsequently reclassified into earnings as a component of cost of revenues for those contracts that hedge product purchases or SG&A for those contracts that hedge loans, in the same period in which the hedged transaction affects earnings. The notional amounts of foreign exchange contracts in place that are designated and qualify as cash flow hedges totaled  $1,099,057 and  $1,026,937 at March 31, 2011 and December 31, 2010, respectively.

The Company also enters into derivative contracts for forecasted product purchases and sales and for intercompany loans in foreign currency that do not qualify for hedge accounting but are utilized for economic hedges as defined above. In these cases, the change in value of the economic hedge is recorded in the income statement and usually offsets the change in value recorded in the income statement for the underlying asset or liability. The notional amounts of economic hedges that do not qualify for hedge accounting totaled  $1,277,559 and  $1,607,312 at March 31, 2011 and December 31, 2010, respectively.

Interest Rate Risk Management

Derivative Financial Instruments Valuation

The following table shows the Company's derivatives at March 31, 2011 and December 31, 2010.

	March 31, 2011		December 31, 2010

	Assets(2)	Liabilities(2)	Assets(2)	Liabilities(2)
Derivatives in cash flow hedging relationships (1)
Current
Foreign exchange contracts	59,662	(5,939)	3,703	(51,816)
Interest rate contracts	-	(46,486)	-	(51,604)
Non-current
Foreign exchange contracts	773	(514)	810	(486)
Interest rate contracts	-	(13,561)	-	(73,221)
Total	$60,435	$(66,500)	$4,513	$(177,127)

Derivatives not designated as hedging instruments (1)
Current
Foreign exchange contracts	23,430	(13,136)	3,517	(20,751)

Non-current
Foreign exchange contracts	6,497	(6,009)	509	(213)
Total	$29,927	$(19,145)	$4,026	$(20,964)

(1) As of March 31, 2011, the valuation of the Company`s derivatives was determined using Significant Other Observable Inputs (Level 2) in accordance with the fair value hierarchy levels established in U.S. GAAP.
(2) Derivative instruments are marked to market each reporting period resulting in carrying amounts being equal to fair values at the reporting date.

The carrying amounts for the current portion of derivatives indicated as assets in the table above are included in Prepaid expenses and other current assets in the Consolidated Balance Sheets while the current portion of those indicated as liabilities are included in Accrued expenses and other current liabilities. The non-current portions indicated as assets or liabilities are included in the Consolidated Balance Sheets in Other assets or Other liabilities, respectively.

The significant methods and assumptions used in estimating the fair values of derivative financial instruments are as follows:

The fair value of interest rate swaps is calculated by discounting the future cash flows on the basis of the market interest rates applicable for the remaining term of the contract as of the balance sheet date. To determine the fair value of foreign exchange forward contracts, the contracted forward rate is compared to the current forward rate for the remaining term of the contract as of the balance sheet date. The result is then discounted on the basis of the market interest rates prevailing at the balance sheet date for the applicable currency.

The Company includes its own credit risk for financial instruments deemed liabilities and counterparty-credit risks for financial instruments deemed assets when measuring the fair value of derivative financial instruments.

The Effect of Derivatives on the Consolidated Financial Statements

	Amount of Gain or (Loss) Recognized in OCI on Derivatives		Location of (Gain) or Loss Reclassified from AOCI in Income	Amount of (Gain) or Loss Reclassified from AOCI in Income
Derivatives in Cash Flow Hedging Relationships

	(Effective Portion) for the three months ended March 31,			(Effective Portion) for the three months ended March 31,
	2011	2010	(Effective Portion)	2011	2010

Interest rate contracts	$11,755	$(4,846)	Interest income/expense	$-	$-
Foreign exchange contracts	(10,308)	(14,096)	Costs of Revenue	2,537	1,480

	$1,447	$(18,942)		$2,537	$1,480

Derivatives not Designated as Hedging Instruments		Amount of (Gain) or Loss Recognized in Income on Derivatives for the three months ended March 31,
	Location of (Gain) or Loss Recognized in Income on Derivative

		2011	2010

Foreign exchange contracts	Selling, general and administrative expense
		$(21,164)	$39,706
	Interest income/expense	3,734	803

		$(17,430)	$40,509

For foreign exchange derivatives, the Company expects to recognize  $640 of losses deferred in accumulated other comprehensive income at March 31, 2011, in earnings during the next twelve months.

The Company expects to incur additional interest expense of  $50,547 over the next twelve months which is currently deferred in accumulated other comprehensive income. This amount reflects the current fair value at March 31, 2011, of expected additional interest payments resulting from interest rate swaps entered into to reduce the volatility of interest payments for certain parts of the Amended 2006 Credit Agreement and for future debt issuances.

As of March 31, 2011, the Company had foreign exchange derivatives with maturities of up to 56 months and interest rate swaps with maturities of up to 17 months.

Business Segment Information	3 Months Ended
Mar. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Business Segment Information

13. Business Segment Information

The Company has identified three business segments, North America, International, and Asia Pacific, which were determined based upon how the Company manages its businesses. All segments are primarily engaged in providing dialysis care services and the distribution of products and equipment for the treatment of ESRD. In the U.S., the Company is also engaged in performing clinical laboratory testing and providing inpatient dialysis services and other services under contract to hospitals. As of January 1, 2011, production of products, production asset management, quality management and procurement is centrally managed in Corporate by Global Manufacturing Operations. This is a change from prior periods, when these services were managed within the regions. The business segment information has been adjusted accordingly with the exception of segment assets in the prior period. The Company has aggregated the International and Asia Pacific operating segments as “International.” The segments are aggregated due to their similar economic characteristics. These characteristics include the same services provided and products sold, the same type patient population, similar methods of distribution of products and services and similar economic environments.

Management evaluates each segment using a measure that reflects all of the segment's controllable revenues and expenses. Management believes that the most appropriate measure in this regard is operating income which measures the Company's source of earnings. Financing is a corporate function, which the Company's segments do not control. Therefore, the Company does not include interest expense relating to financing as a segment measure. Similarly, the Company does not allocate “corporate costs,” which relate primarily to certain headquarters overhead charges, including accounting and finance, professional services, etc., because the Company believes that these costs are also not within the control of the individual segments. In addition, certain acquisitions and intangible assets are not allocated to a segment but are accounted for as “corporate.” The Company also regards income taxes to be outside the segment's control.

Information pertaining to the Company's business segments for the three-month periods ended March 31, 2011 and 2010 is set forth below.

	North America	International	Segment Total	Corporate	Total
Three months ended March 31, 2011

Net revenue external customers	$1,977,288	$1,055,233	$3,032,521	$3,867	$3,036,388
Inter - segment revenue	1,694	-	1,694	(1,694)	-
Revenue	1,978,982	1,055,233	3,034,215	2,173	3,036,388
Depreciation and amortization	(68,227)	(40,349)	(108,576)	(27,408)	(135,984)
Operating income	312,107	171,011	483,118	(38,034)	445,084
Income (loss) from equity method investees	7,518	64	7,582	-	7,582
Segment assets(1)	11,355,947	4,531,146	15,887,093	2,226,544	18,113,637
thereof investments in equity method investees	265,365	7,284	272,649	-	272,649
Capital expenditures, acquisitions and investments (2)	387,870	40,776	428,646	27,312	455,958

Three months ended March 31, 2010

Net revenue external customers	$1,959,689	$922,223	$2,881,912	$217	$2,882,129
Inter - segment revenue	565	-	565	(565)	-
Revenue	1,960,254	922,223	2,882,477	(348)	2,882,129
Depreciation and amortization	(63,711)	(36,559)	(100,270)	(24,188)	(124,458)
Operating income	307,906	150,930	458,836	(33,657)	425,179
Income (loss) from equity method investees	1,690	23	1,713	-	1,713
Segment assets	11,230,330	4,265,453	15,495,783	377,344	15,873,127
thereof investments in equity method investees	16,599	3,758	20,357	-	20,357
Capital expenditures, acquisitions and investments (3)	73,567	85,250	158,817	30,663	189,480

(1) If production was still managed within the segments, as it was in 2010, segment assets would have been $12,325,133 in North America, $5,121,118 in International and $667,386 in Corporate in 2011.
(2) North America and International acquisitions exclude $6,000 and $848, respectively, of non-cash acquisitions for 2011.
(3) International acquisitions exclude $ 10,413 of non-cash acquisitions for 2010.

Supplementary Cash Flow Information	3 Months Ended
Mar. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Supplementary Cash Flow Information

14. Supplementary Cash Flow Information

The following additional information is provided with respect to the consolidated statements of cash flows:

	Three months ended March 31,
	2011	2010
Supplementary cash flow information:
Cash paid for interest	$70,884	$71,836
Cash paid for income taxes(1)	$70,368	$68,385
Cash inflow for income taxes from stock option exercises	$157	$1,106

Supplemental disclosures of cash flow information:
Details for acquisitions:
Assets acquired	$(50,501)	$(109,644)
Liabilities assumed	5,373	10,062
Noncontrolling interest	-	5,539
Notes assumed in connection with acquisition	848	10,413
Cash paid	(44,280)	(83,630)
Less cash acquired	250	1,169
Net cash paid for acquisitions	$(44,030)	$(82,461)
(1) Net of tax refund

Supplemental Condensed Combining Information	3 Months Ended		12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Dec. 31, 2010
Notes to Consolidated Financial Statements [Abstract]
Supplemental Condensed Combining Information

15. Supplemental Condensed Combining Information

In June 2001 FMC Trust Finance S.à.r.l. Luxembourg III, a wholly-owned subsidiary of FMC-AG & Co. KGaA, issued euro-denominated and U.S. dollar-denominated senior subordinated debt securities, fully and unconditionally guaranteed, jointly and severally, on a senior subordinated basis, by FMC-AG & Co. KGaA, D-GmbH and FMCH (D-GmbH and FMCH being the “Guarantor Subsidiaries”). The senior subordinated debt securities were issued to Fresenius Medical Care Capital Trust IV and Fresenius Medical Care Capital Trust V, statutory trusts organized under the laws of the State of Delaware, which issued trust preferred securities that were guaranteed by the Company through a series of undertakings by the Company and the Guarantor Subsidiaries, and the Company acquired all of the common securities of the trusts. In December 2004, the Company assumed the obligations of its wholly owned subsidiary as the issuer of the euro-denominated senior subordinated notes held by Capital Trust V.

In addition, FMC Finance III S.A., a wholly-owned subsidiary of the Company, is the obligor on 6⅞% senior notes which are fully and unconditionally guaranteed, jointly and severally on a senior basis, by the Company and by the Guarantor Subsidiaries. The 6⅞% senior notes and related guarantees were issued in an exchange offer registered under the Securities Act of 1933. For information regarding the 6⅞% senior notes and additional issues of senior notes, each of which has been fully and unconditionally guaranteed, jointly and severally on a senior basis, by the Company and by the Guarantor Subsidiaries, see Note 7. The financial statements in this report present the financial condition, results of operations and cash flows of the Company, the obligor on the above-mentioned euro-denominated senior subordinated notes, on a consolidated basis as of March 31, 2011 and December 31, 2010 and for the three-month periods ended March 31, 2011 and 2010. The following combining financial information for the Company is as of March 31, 2011 and December 31, 2010 and for the three-month periods ended March 31, 2011 and 2010, segregated between FMC Finance III S.A. as issuer, the Company, D-GmbH and FMCH as guarantors, and each of the Company's other businesses (the “Non-Guarantor Subsidiaries”). For purposes of the condensed combining information, the Company and the Guarantors carry their investments under the equity method. Other (income) expense includes income (loss) related to investments in consolidated subsidiaries recorded under the equity method for purposes of the condensed combining information. In addition, other (income) expense includes income and losses from profit and loss transfer agreements as well as dividends received.

	For the three months ended March 31, 2011
	Issuer	Guarantors
	FMC Finance III	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Net revenue	$-	$-	$447,378	$-	$3,248,627	$(659,617)	$3,036,388
Cost of revenue	-	-	283,204	-	2,368,790	(650,705)	2,001,289
Gross profit	-	-	164,174	-	879,837	(8,912)	1,035,099
Operating expenses (income):
Selling, general and administrative	5	16,285	47,300	(37,398)	537,544	130	563,866
Research and development	-	-	16,417	-	9,732	-	26,149
Operating (loss) income	(5)	(16,285)	100,457	37,398	332,561	(9,042)	445,084
Other (income) expense:
Interest, net	(180)	18,359	1,668	14,624	42,985	(5,891)	71,565
Other, net	-	(290,061)	64,292	(140,042)	-	365,811	-
Income (loss) before income taxes	175	255,417	34,497	162,816	289,576	(368,962)	373,519
Income tax expense (benefit)	50	34,716	26,982	8,984	122,626	(68,954)	124,404
Net Income (loss)	125	220,701	7,515	153,832	166,949	(300,007)	249,115
Net Income attributable to noncontrolling interests	-	-	-	-	-	28,414	28,414
Net income (loss) attributable to the FMC-AG & Co. KGaA	$125	$220,701	$7,515	$153,832	$166,949	$(328,421)	$220,701

	At March 31, 2011
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC Finance III	FMC - AG & Co. KGaA	D-GmbH	FMCH
Current assets:
Cash and cash equivalents	$61	$227,314	$131	$-	$392,149	$-	$619,655
Trade accounts receivable, less allowance for doubtful accounts	-	-	165,375	-	2,654,985	-	2,820,360
Accounts receivable from related parties	8,129	2,651,628	832,999	693,462	3,063,510	(7,138,984)	110,744
Inventories	-	-	216,249	-	793,608	(97,500)	912,357
Prepaid expenses and other current assets	-	152,546	27,638	200	781,540	(49,604)	912,320
Deferred taxes	-	2,472	-	-	326,885	10,468	339,825
Total current assets	8,190	3,033,960	1,242,392	693,662	8,012,677	(7,275,620)	5,715,261

Property, plant and equipment, net	-	451	173,659	-	2,507,452	(104,988)	2,576,574
Intangible assets	-	399	68,448	-	635,519	-	704,366
Goodwill	-	-	67,688	-	8,129,817	-	8,197,505
Deferred taxes	-	9,165	5,747	-	114,713	(41,881)	87,744
Other assets	494,453	7,478,362	649,195	10,128,613	(6,475,036)	(11,443,400)	832,187
Total assets	$502,643	$10,522,337	$2,207,129	$10,822,275	$12,925,142	$(18,865,889)	$18,113,637

Current liabilities:
Accounts payable	$-	$2,647	$32,756	$-	$407,773	$-	$443,176
Accounts payable to related parties	229	1,058,700	827,992	1,551,479	3,844,823	(7,160,215)	123,008
Accrued expenses and other current liabilities	7,260	86,469	118,701	2,018	1,387,133	3,938	1,605,519
Short-term borrowings	-	128	-	-	131,635	-	131,763
Short-term borrowings from related parties	-	-	-	-	27,561	8,165	35,726
Current portion of long-term debt and capital lease obligations	-	109,243	-	71,145	85,105	-	265,493
Company obligated mandatorily redeemable
preferred securities of subsidiary Fresenius
Medical Care Capital Trusts holding solely
Company-guaranteed debentures of subsidiaries - current portion	-	-	-	-	651,079	-	651,079
Income tax payable	29	79,573	-	-	108,859	(1,375)	187,086
Deferred taxes	-	-	7,749	-	40,102	(21,286)	26,565
Total current liabilities	7,518	1,336,760	987,198	1,624,642	6,684,070	(7,170,773)	3,469,415

Long term debt and capital lease obligations, less current portion	494,453	654,387	-	1,517,583	5,910,908	(3,263,955)	5,313,376
Long term borrowings from related parties	-	781,970	218,806	494,453	426,051	(1,921,280)	-
Other liabilities	-	19,781	11,813	-	192,544	25,315	249,453
Pension liabilities	-	5,901	155,985	-	41,814	-	203,700
Income tax payable	-	1,123	-	-	51,501	113,562	166,186
Deferred taxes	-	-	-	-	559,822	(14,401)	545,421
Total liabilities	501,971	2,799,922	1,373,802	3,636,678	13,866,710	(12,231,532)	9,947,551

Noncontrolling interests subject to put provisions	-	-	-	-	290,513	-	290,513
Total FMC-AG & Co. KGaA shareholders' equity	672	7,722,415	833,327	7,185,597	(1,385,239)	(6,634,357)	7,722,415
Noncontrolling interests not subject to put provisions	-	-	-	-	153,158	-	153,158
Total equity	672	7,722,415	833,327	7,185,597	(1,232,081)	(6,634,357)	7,875,573
Total liabilities and equity	$502,643	$10,522,337	$2,207,129	$10,822,275	$12,925,142	$(18,865,889)	$18,113,637

	For the three months ended March 31, 2011
	Issuer	Guarantors
	FMC Finance III	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Operating Activities:
Net income (loss)	$125	$220,701	$7,515	$153,832	$166,949	$(300,007)	$249,115
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Equity affiliate income	-	(197,375)	-	(140,042)	-	337,417	-
Depreciation and amortization	-	379	11,117	222	130,576	(6,310)	135,984
Change in deferred taxes, net	-	13,443	1,089	-	20,000	(2,105)	32,427
(Gain) on sale of fixed assets and investments	-	-	(4)	-	(603)	-	(607)
Compensation expense related to stock options	-	7,132	-	-	-	-	7,132
Cash outflow from hedging	-	-	-	-	(57,111)	-	(57,111)
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	-	-	2,269	-	(184,676)	-	(182,407)
Inventories	-	-	(16,340)	-	(64,895)	7,842	(73,393)
Prepaid expenses and other current and non-current assets	1	(25,605)	(16,365)	(36,830)	91,786	264	13,251
Accounts receivable from / payable to related parties	8,413	(18,879)	(11,783)	11,803	31,749	(25,933)	(4,630)
Accounts payable, accrued expenses and other current and non-current liabilities	(8,606)	(32,676)	29,564	(36)	44,264	403	32,913
Income tax payable	5	20,962	-	8,984	10,901	(18,207)	22,645
Net cash (used in) provided by operating activities	(62)	(11,918)	7,062	(2,067)	188,941	(6,637)	175,319

Investing Activities:
Purchases of property, plant and equipment	-	(91)	(3,648)	-	(120,064)	6,637	(117,166)
Proceeds from sale of property, plant and equipment	-	-	22	-	3,984	-	4,006
Disbursement of loans to related parties	-	366,568	48	(778,430)	-	411,814	-
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	-	(140)	(3,065)	-	(1,002,127)	666,540	(338,792)
Proceeds from divestitures	-	-	-	-	-	-	-
Net cash provided by (used in) investing activities	-	366,337	(6,643)	(778,430)	(1,118,207)	1,084,991	(451,952)

Financing Activities:
Short-term borrowings, net	-	24,487	(523)	(299)	(14,264)	-	9,401
Long-term debt and capital lease obligations, net	-	(296,955)	-	117,406	1,467,769	(411,814)	876,406
(Decrease) of accounts receivable securitization program	-	-	-	-	(510,000)	-	(510,000)
Proceeds from exercise of stock options	-	1,665	-	-	156	-	1,821
Dividends paid	-	-	-	-	12	(12)	-
Capital increase (decrease)	-	-	-	663,390	3,150	(666,540)	-
Distributions to noncontrolling interest	-	-	-	-	(25,052)	-	(25,052)
Contributions from noncontrolling interest	-	-	-	-	3,939	-	3,939
Net cash (used in) provided by financing activities	-	(270,803)	(523)	780,497	925,710	(1,078,366)	356,515

Effect of exchange rate changes on cash and cash equivalents	-	(3,479)	10	-	20,360	12	16,903
Cash and Cash Equivalents:
Net (decrease) increase in cash and cash equivalents	(62)	80,137	(94)	-	16,804	-	96,785
Cash and cash equivalents at beginning of period	123	147,177	225	-	375,345	-	522,870
Cash and cash equivalents at end of period	$61	$227,314	$131	$-	$392,149	$-	$619,655

	For the three months ended March 31, 2010
	Issuer	Guarantors
	FMC Finance III	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Net revenue	$-	$-	$410,066	$-	$3,068,151	$(596,088)	$2,882,129
Cost of revenue	-	-	269,489	-	2,242,865	(594,517)	1,917,837
Gross profit	-	-	140,577	-	825,286	(1,571)	964,292
Operating expenses (income):
Selling, general and administrative	5	23,941	37,981	18,347	435,841	(91)	516,024
Research and development	-	-	15,345	-	7,744	-	23,089
Operating (loss) income	(5)	(23,941)	87,251	(18,347)	381,701	(1,480)	425,179
Other (income) expense:
Interest, net	(180)	12,242	751	12,940	53,843	(12,171)	67,425
Other, net	-	(262,467)	56,758	(136,135)	-	341,844	-
Income (loss) before income taxes	175	226,284	29,742	104,848	327,858	(331,153)	357,754
Income tax expense (benefit)	50	15,168	24,520	(12,327)	144,213	(44,096)	127,528
Net Income (loss)	125	211,116	5,222	117,175	183,645	(287,057)	230,226
Net Income attributable to noncontrolling interests	-	-	-	-	-	19,110	19,110
Net income (loss) attributable to the FMC-AG & Co. KGaA	$125	$211,116	$5,222	$117,175	$183,645	$(306,167)	$211,116

	For the three months ended March 31, 2010
	Issuer	Guarantors
	FMC Finance III	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Operating Activities:
Net income (loss)	$125	$211,116	$5,222	$117,175	$183,645	$(287,057)	$230,226
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Equity affiliate income	-	(174,335)	-	(136,135)	-	310,470	-
Depreciation and amortization	-	373	9,475	222	119,881	(5,493)	124,458
Change in deferred taxes, net	-	(1,920)	1,188	-	13,103	453	12,824
Loss (gain) on sale of fixed assets and investments	-	-	44	-	(490)	-	(446)
Loss (gain) on investments	-	-	29	-	-	(29)	-
Compensation expense related to stock options	-	7,144	-	-	-	-	7,144
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	-	-	(6,876)	-	(52,197)	-	(59,073)
Inventories	-	-	(6,805)	-	(13,140)	1,113	(18,832)
Prepaid expenses and other current and non-current assets	-	10,071	(9,556)	18,600	(32,549)	(738)	(14,172)
Accounts receivable from / payable to related parties	8,416	(34,746)	(65,933)	9,274	88,370	(9,987)	(4,606)
Accounts payable, accrued expenses and other current and non-current liabilities	(8,612)	8,083	8,997	(8)	24,263	1,284	34,007
Income tax payable	5	3,308	-	(12,327)	44,309	2,263	37,558
Net cash (used in) provided by operating activities	(66)	29,094	(64,215)	(3,199)	375,195	12,279	349,088

Investing Activities:
Purchases of property, plant and equipment	-	(144)	(6,875)	-	(104,623)	5,783	(105,859)
Proceeds from sale of property, plant and equipment	-	9	535	-	6,274	-	6,818
Disbursement of loans to related parties	-	105,587	46	161,691	(341,105)	73,781	-
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	-	(702)	(2,149)	-	(82,782)	2,012	(83,621)
Proceeds from divestitures	-	-	-	-	2,043	-	2,043
Net cash provided by (used in) investing activities	-	104,750	(8,443)	161,691	(520,193)	81,576	(180,619)

Financing Activities:
Short-term borrowings, net	-	4	72,615	-	(73,152)	-	(533)
Long-term debt and capital lease obligations, net	-	(152,739)	-	(158,492)	405,572	(73,781)	20,560
(Decrease) of accounts receivable securitization program	-	-	-	-	(214,000)	-	(214,000)
Proceeds from exercise of stock options	-	15,917	-	-	1,106	-	17,023
Dividends paid	-	-	-	-	12	(12)	-
Capital (decrease) increase	-	-	-	-	2,012	(2,012)	-
Distributions to noncontrolling interest	-	-	-	-	(34,008)	-	(34,008)
Contributions from noncontrolling interest	-	-	-	-	8,378	-	8,378
Net cash (used in) provided by financing activities	-	(136,818)	72,615	(158,492)	95,920	(75,805)	(202,580)

Effect of exchange rate changes on cash and cash equivalents	-	3,695	(12)	-	(6,598)	12	(2,903)
Cash and Cash Equivalents:
Net (decrease) increase in cash and cash equivalents	(66)	721	(55)	-	(55,676)	18,062	(37,014)
Cash and cash equivalents at beginning of period	108	24	194	-	300,899	-	301,225
Cash and cash equivalents at end of period	$42	$745	$139	$-	$245,223	$18,062	$264,211

	At December 31, 2010
	Issuer	Guarantors
	FMC Finance III	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
Current assets:
Cash and cash equivalents	$123	$147,177	$225	$-	$342,401	$32,944	$522,870
Trade accounts receivable, less allowance for doubtful accounts	-	-	157,755	-	2,415,503	-	2,573,258
Accounts receivable from related parties	16,542	2,418,066	667,484	441,601	2,826,527	(6,256,244)	113,976
Inventories	-	-	184,948	-	711,053	(86,904)	809,097
Prepaid expenses and other current assets	1	111,594	11,341	50	662,188	(1,943)	783,231
Deferred taxes	-	14,221	-	-	317,644	18,297	350,162
Total current assets	16,666	2,691,058	1,021,753	441,651	7,275,316	(6,293,850)	5,152,594

Property, plant and equipment, net	-	390	168,939	-	2,458,364	(100,401)	2,527,292
Intangible assets	-	428	65,684	-	626,432	-	692,544
Goodwill	-	-	65,315	-	8,075,153	-	8,140,468
Deferred taxes	-	9,463	4,693	-	121,875	(42,863)	93,168
Other assets	494,231	7,201,295	644,523	9,320,731	(6,581,295)	(10,590,890)	488,595
Total assets	$510,897	$9,902,634	$1,970,907	$9,762,382	$11,975,845	$(17,028,004)	$17,094,661

Current liabilities:
Accounts payable	$-	$5,738	$22,387	$-	$392,512	$-	$420,637
Accounts payable to related parties	229	952,141	670,613	1,538,658	3,210,393	(6,250,147)	121,887
Accrued expenses and other current liabilities	15,866	122,000	94,978	2,054	1,292,562	9,963	1,537,423
Short-term borrowings	-	121	-	-	670,550	-	670,671
Short-term borrowings from related parties	-	-	-	-	2,004	7,679	9,683
Current portion of long-term debt and capital lease obligations	-	106,862	-	101,145	55,975	-	263,982
Company obligated mandatorily redeemable preferred securities of subsidiary Fresenius Medical Care Capital Trusts holding solely Company-guaranteed debentures of subsidiaries - current portion	-	-	-	-	625,549	-	625,549
Income tax payable	24	54,366	-	-	62,504	648	117,542
Deferred taxes	-	-	5,513	-	27,143	(10,307)	22,349
Total current liabilities	16,119	1,241,228	793,491	1,641,857	6,339,192	(6,242,164)	3,789,723

Long term debt and capital lease obligations, less current portion	494,231	870,348	-	1,357,745	4,069,605	(2,482,253)	4,309,676
Long term borrowings from related parties	-	334,428	208,368	494,231	400,883	(1,437,910)	-
Other liabilities	-	73,382	11,241	-	184,542	24,850	294,015
Pension liabilities	-	4,933	143,362	-	41,855	-	190,150
Income tax payable	-	1,057	-	-	75,055	124,469	200,581
Deferred taxes	-	-	-	-	522,521	(15,625)	506,896
Total liabilities	510,350	2,525,376	1,156,462	3,493,833	11,633,653	(10,028,633)	9,291,041

Noncontrolling interests subject to put provisions	-	-	-	-	279,709	-	279,709
Total FMC-AG & Co. KGaA shareholders' equity	547	7,377,258	814,445	6,268,549	(84,170)	(6,999,371)	7,377,258
Noncontrolling interests not subject to put provisions	-	-	-	-	146,653	-	146,653
Total equity	547	7,377,258	814,445	6,268,549	62,483	(6,999,371)	7,523,911
Total liabilities and equity	$510,897	$9,902,634	$1,970,907	$9,762,382	$11,975,845	$(17,028,004)	$17,094,661

Inventories (Tables)	3 Months Ended
Mar. 31, 2011
Inventories (Tables) [Abstract]
Inventory Disclosure Tables Text Block
	March 31, 2011	December 31, 2010
Raw materials and purchased components	$157,442	$158,163
Work in process	53,388	56,345
Finished goods	590,580	475,641
Health care supplies	110,947	118,948
Inventories	$912,357	$809,097

Short-term Borrowings, Other Finanacial Liabilties and Short-term Borrowings from Related Parties (Tables)	3 Months Ended
Mar. 31, 2011
Short Term Debt (Tables) [Abstract]
Schedule of Short-term debt
	March 31, 2011	December 31, 2010
Borrowings under lines of credit	$121,628	$131,791
Accounts receivable facility	-	510,000
Other financial liabilities	10,135	28,880
Short-term borrowings and other financial liabilities	131,763	670,671
Short-term borrowings from related parties (see Note 3.c.)	35,726	9,683
Short-term borrowings, Other financial liabilities and Short-term borrowings from related parties	$167,489	$680,354

Long-term Debt and Capital Lease Obligations (Tables)	3 Months Ended
Mar. 31, 2011
Long Term Debt and Capital Lease Obligations (Tables) [Abstract]
Schedule of long-term debt
	March 31, 2011	December 31, 2010

Amended 2006 Senior Credit Agreement	$2,838,728	$2,953,890
Senior Notes	1,915,935	824,446
Euro Notes	284,140	267,240
EIB Agreements	363,516	351,686
Capital lease obligations	16,202	15,439
Other	160,348	160,957
	5,578,869	4,573,658
Less current maturities	(265,493)	(263,982)
	$5,313,376	$4,309,676

2006 Senior Credit Agreement Table
	Maximum Amount Available		Balance Outstanding

	March 31, 2011	December 31, 2010	March 31, 2011	December 31, 2010

Revolving Credit	$1,200,000	$1,200,000	$-	$81,126
Term Loan A	1,305,000	1,335,000	1,305,000	1,335,000
Term Loan B	1,533,728	1,537,764	1,533,728	1,537,764
	$4,038,728	$4,072,764	$2,838,728	$2,953,890

Earning Per Share (Tables)	3 Months Ended
Mar. 31, 2011
Earnings Per Share (Tables) [Abstract]
Schedule of Earning per Share
	For the three months ended March 31,

	2011	2010
Numerators:
Net income attributable to FMC-AG & Co. KGaA	$220,701	$211,116
less:
Dividend preference on Preference shares	27	26
Income available to all classes of shares	$220,674	$211,090

Denominators:
Weighted average number of:
Ordinary shares outstanding	298,292,972	295,746,635
Preference shares outstanding	3,957,435	3,889,994
Total weighted average shares outstanding	302,250,407	299,636,629
Potentially dilutive Ordinary shares	1,950,556	1,403,186
Potentially dilutive Preference shares	20,394	46,825
Total weighted average Ordinary shares outstanding assuming dilution	300,243,528	297,149,821
Total weighted average Preference shares outstanding assuming dilution	3,977,829	3,936,819

Basic income per Ordinary share	$0.73	$0.70
Plus preference per Preference shares	0.01	0.01
Basic income per Preference share	$0.74	$0.71

Fully diluted income per Ordinary share	$0.73	$0.70
Plus preference per Preference shares	0.00	0.01
Fully diluted income per Preference share	$0.73	$0.71

Employee Benefit Plans (Tables)	3 Months Ended
Mar. 31, 2011
Employee Benefit Plans (Tables) [Abstract]
Schedule of the components of net periodic benefit cost
	Three months ended March 31,

	2011	2010
Components of net periodic benefit cost:
Service cost	$2,622	$2,050
Interest cost	6,036	5,667
Expected return on plan assets	(4,275)	(4,366)
Amortization of unrealized losses	1,800	1,190
Net periodic benefit costs	$6,183	$4,541

Noncontrolling Interests Subject To Put Provisions (Tables)	3 Months Ended
Mar. 31, 2011
Noncontrolling Interests Subject To Put Provisions (Tables) [Abstract]
Noncontrolling Interests Subject to Put Provisions

10.       Noncontrolling Interests Subject to Put Provisions

The Company has potential obligations to purchase the noncontrolling interests held by third parties in certain of its consolidated subsidiaries. These obligations are in the form of put provisions and are exercisable at the third-party owners' discretion within specified periods as outlined in each specific put provision. If these put provisions were exercised, the Company would be required to purchase all or part of third-party owners' noncontrolling interests at the appraised fair value. The methodology the Company uses to estimate the fair values of the noncontrolling interest subject to put provisions assumes the greater of net book value or a multiple of earnings, based on historical earnings, development stage of the underlying business and other factors. The estimated fair values of the noncontrolling interests subject to these put provisions can also fluctuate and the implicit multiple of earnings at which these noncontrolling interest obligations may ultimately be settled could vary significantly from our current estimates depending upon market conditions.

As of March 31, 2011 and December 31, 2010 the Company's potential obligations under these put options are  $290,513 and  $279,709, respectively, of which, at March 31, 2011,  $96,497 were exercisable.

Following is a roll forward of noncontrolling interests subject to put provisions for the three months ended March 31, 2011 and the year ended December 31, 2010:

	March 31, 2011	December 31, 2010

Beginning balance	$279,709	$231,303
Dividends paid	(8,412)	(38,964)
Purchase/ sale of noncontrolling interests	2,789	28,969
Contributions from noncontrolling interests	1,607	5,289
Changes in fair value of noncontrolling interests	4,377	24,222
Net income	10,020	28,839
Other comprehensive income (loss)	423	51
Ending balance	$290,513	$279,709

Financial Instrument (Tables)	3 Months Ended
Mar. 31, 2011
Financial Instruments (Tables) [Abstract]
Non-Derivative Financial Instruments
	March 31,		December 31,
	2011		2010
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Non-derivatives
Assets
Cash and cash equivalents	$619,655	$619,655	$522,870	$522,870
Accounts Receivable	2,931,104	2,931,104	2,687,234	2,687,234
Long-term Notes Receivable	294,085	301,679	-	-

Liabilities
Accounts payable	566,184	566,184	542,524	542,524
Short-term borrowings	131,763	131,763	670,671	670,671
Short-term borrowings from related parties	35,726	35,726	9,683	9,683
Long term debt, excluding Amended 2006 Senior Credit Agreement, Euro Notes and Senior Notes	540,066	540,066	528,082	528,082
Amended 2006 Senior Credit Agreement	2,838,728	2,833,917	2,953,890	2,937,504
Senior Notes	1,915,935	1,934,959	824,446	880,366
Euro Notes	284,140	290,199	267,240	276,756
Trust Preferred Securities	651,079	657,722	625,549	643,828
Noncontrolling interests subject to put provisions	290,513	290,513	279,709	279,709

Derivative Financial Instruments Valuation
	March 31, 2011		December 31, 2010

	Assets(2)	Liabilities(2)	Assets(2)	Liabilities(2)
Derivatives in cash flow hedging relationships (1)
Current
Foreign exchange contracts	59,662	(5,939)	3,703	(51,816)
Interest rate contracts	-	(46,486)	-	(51,604)
Non-current
Foreign exchange contracts	773	(514)	810	(486)
Interest rate contracts	-	(13,561)	-	(73,221)
Total	$60,435	$(66,500)	$4,513	$(177,127)

Derivatives not designated as hedging instruments (1)
Current
Foreign exchange contracts	23,430	(13,136)	3,517	(20,751)

Non-current
Foreign exchange contracts	6,497	(6,009)	509	(213)
Total	$29,927	$(19,145)	$4,026	$(20,964)

(1) As of March 31, 2011, the valuation of the Company`s derivatives was determined using Significant Other Observable Inputs (Level 2) in accordance with the fair value hierarchy levels established in U.S. GAAP.
(2) Derivative instruments are marked to market each reporting period resulting in carrying amounts being equal to fair values at the reporting date.

Effect of Derivatives on the Consolidated Financial Statements
The Effect of Derivatives on the Consolidated Financial Statements

	Amount of Gain or (Loss) Recognized in OCI on Derivatives		Location of (Gain) or Loss Reclassified from AOCI in Income	Amount of (Gain) or Loss Reclassified from AOCI in Income
Derivatives in Cash Flow Hedging Relationships

	(Effective Portion) for the three months ended March 31,			(Effective Portion) for the three months ended March 31,
	2011	2010	(Effective Portion)	2011	2010

Interest rate contracts	$11,755	$(4,846)	Interest income/expense	$-	$-
Foreign exchange contracts	(10,308)	(14,096)	Costs of Revenue	2,537	1,480

	$1,447	$(18,942)		$2,537	$1,480

Derivatives not Designated as Hedging Instruments		Amount of (Gain) or Loss Recognized in Income on Derivatives for the three months ended March 31,
	Location of (Gain) or Loss Recognized in Income on Derivative

		2011	2010

Foreign exchange contracts	Selling, general and administrative expense
		$(21,164)	$39,706
	Interest income/expense	3,734	803

		$(17,430)	$40,509

Business Segment Information (Tables)	3 Months Ended
Mar. 31, 2011
Business Segment Information (Tables) [Abstract]
Schedule of segment reporting information by segment

	North America	International	Segment Total	Corporate	Total
Three months ended March 31, 2011

Net revenue external customers	$1,977,288	$1,055,233	$3,032,521	$3,867	$3,036,388
Inter - segment revenue	1,694	-	1,694	(1,694)	-
Revenue	1,978,982	1,055,233	3,034,215	2,173	3,036,388
Depreciation and amortization	(68,227)	(40,349)	(108,576)	(27,408)	(135,984)
Operating income	312,107	171,011	483,118	(38,034)	445,084
Income (loss) from equity method investees	7,518	64	7,582	-	7,582
Segment assets(1)	11,355,947	4,531,146	15,887,093	2,226,544	18,113,637
thereof investments in equity method investees	265,365	7,284	272,649	-	272,649
Capital expenditures, acquisitions and investments (2)	387,870	40,776	428,646	27,312	455,958

Three months ended March 31, 2010

Net revenue external customers	$1,959,689	$922,223	$2,881,912	$217	$2,882,129
Inter - segment revenue	565	-	565	(565)	-
Revenue	1,960,254	922,223	2,882,477	(348)	2,882,129
Depreciation and amortization	(63,711)	(36,559)	(100,270)	(24,188)	(124,458)
Operating income	307,906	150,930	458,836	(33,657)	425,179
Income (loss) from equity method investees	1,690	23	1,713	-	1,713
Segment assets	11,230,330	4,265,453	15,495,783	377,344	15,873,127
thereof investments in equity method investees	16,599	3,758	20,357	-	20,357
Capital expenditures, acquisitions and investments (3)	73,567	85,250	158,817	30,663	189,480

(1) If production was still managed within the segments, as it was in 2010, segment assets would have been $12,325,133 in North America, $5,121,118 in International and $667,386 in Corporate in 2011.
(2) North America and International acquisitions exclude $6,000 and $848, respectively, of non-cash acquisitions for 2011.
(3) International acquisitions exclude $ 10,413 of non-cash acquisitions for 2010.

Supplementary Cash Flow Information (Tables)	3 Months Ended
Mar. 31, 2011
Supplementary Cash Flow Information (Tables) [Abstract]
Schedule of supplemental Cash Flow information
	Three months ended March 31,
	2011	2010
Supplementary cash flow information:
Cash paid for interest	$70,884	$71,836
Cash paid for income taxes(1)	$70,368	$68,385
Cash inflow for income taxes from stock option exercises	$157	$1,106

Supplemental disclosures of cash flow information:
Details for acquisitions:
Assets acquired	$(50,501)	$(109,644)
Liabilities assumed	5,373	10,062
Noncontrolling interest	-	5,539
Notes assumed in connection with acquisition	848	10,413
Cash paid	(44,280)	(83,630)
Less cash acquired	250	1,169
Net cash paid for acquisitions	$(44,030)	$(82,461)
(1) Net of tax refund

Supplemental Condensed Combining Information (Tables)	3 Months Ended		12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Dec. 31, 2010
Supplemental Condensed Combining Information (Tables) [Abstract]
Income statement information segregated by issuers and guarantors
	For the three months ended March 31, 2011
	Issuer	Guarantors
	FMC Finance III	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Net revenue	$-	$-	$447,378	$-	$3,248,627	$(659,617)	$3,036,388
Cost of revenue	-	-	283,204	-	2,368,790	(650,705)	2,001,289
Gross profit	-	-	164,174	-	879,837	(8,912)	1,035,099
Operating expenses (income):
Selling, general and administrative	5	16,285	47,300	(37,398)	537,544	130	563,866
Research and development	-	-	16,417	-	9,732	-	26,149
Operating (loss) income	(5)	(16,285)	100,457	37,398	332,561	(9,042)	445,084
Other (income) expense:
Interest, net	(180)	18,359	1,668	14,624	42,985	(5,891)	71,565
Other, net	-	(290,061)	64,292	(140,042)	-	365,811	-
Income (loss) before income taxes	175	255,417	34,497	162,816	289,576	(368,962)	373,519
Income tax expense (benefit)	50	34,716	26,982	8,984	122,626	(68,954)	124,404
Net Income (loss)	125	220,701	7,515	153,832	166,949	(300,007)	249,115
Net Income attributable to noncontrolling interests	-	-	-	-	-	28,414	28,414
Net income (loss) attributable to the FMC-AG & Co. KGaA	$125	$220,701	$7,515	$153,832	$166,949	$(328,421)	$220,701

	For the three months ended March 31, 2010
	Issuer	Guarantors
	FMC Finance III	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Net revenue	$-	$-	$410,066	$-	$3,068,151	$(596,088)	$2,882,129
Cost of revenue	-	-	269,489	-	2,242,865	(594,517)	1,917,837
Gross profit	-	-	140,577	-	825,286	(1,571)	964,292
Operating expenses (income):
Selling, general and administrative	5	23,941	37,981	18,347	435,841	(91)	516,024
Research and development	-	-	15,345	-	7,744	-	23,089
Operating (loss) income	(5)	(23,941)	87,251	(18,347)	381,701	(1,480)	425,179
Other (income) expense:
Interest, net	(180)	12,242	751	12,940	53,843	(12,171)	67,425
Other, net	-	(262,467)	56,758	(136,135)	-	341,844	-
Income (loss) before income taxes	175	226,284	29,742	104,848	327,858	(331,153)	357,754
Income tax expense (benefit)	50	15,168	24,520	(12,327)	144,213	(44,096)	127,528
Net Income (loss)	125	211,116	5,222	117,175	183,645	(287,057)	230,226
Net Income attributable to noncontrolling interests	-	-	-	-	-	19,110	19,110
Net income (loss) attributable to the FMC-AG & Co. KGaA	$125	$211,116	$5,222	$117,175	$183,645	$(306,167)	$211,116

Balance sheet information segregated by issuers and guarantors
	At March 31, 2011
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC Finance III	FMC - AG & Co. KGaA	D-GmbH	FMCH
Current assets:
Cash and cash equivalents	$61	$227,314	$131	$-	$392,149	$-	$619,655
Trade accounts receivable, less allowance for doubtful accounts	-	-	165,375	-	2,654,985	-	2,820,360
Accounts receivable from related parties	8,129	2,651,628	832,999	693,462	3,063,510	(7,138,984)	110,744
Inventories	-	-	216,249	-	793,608	(97,500)	912,357
Prepaid expenses and other current assets	-	152,546	27,638	200	781,540	(49,604)	912,320
Deferred taxes	-	2,472	-	-	326,885	10,468	339,825
Total current assets	8,190	3,033,960	1,242,392	693,662	8,012,677	(7,275,620)	5,715,261

Property, plant and equipment, net	-	451	173,659	-	2,507,452	(104,988)	2,576,574
Intangible assets	-	399	68,448	-	635,519	-	704,366
Goodwill	-	-	67,688	-	8,129,817	-	8,197,505
Deferred taxes	-	9,165	5,747	-	114,713	(41,881)	87,744
Other assets	494,453	7,478,362	649,195	10,128,613	(6,475,036)	(11,443,400)	832,187
Total assets	$502,643	$10,522,337	$2,207,129	$10,822,275	$12,925,142	$(18,865,889)	$18,113,637

Current liabilities:
Accounts payable	$-	$2,647	$32,756	$-	$407,773	$-	$443,176
Accounts payable to related parties	229	1,058,700	827,992	1,551,479	3,844,823	(7,160,215)	123,008
Accrued expenses and other current liabilities	7,260	86,469	118,701	2,018	1,387,133	3,938	1,605,519
Short-term borrowings	-	128	-	-	131,635	-	131,763
Short-term borrowings from related parties	-	-	-	-	27,561	8,165	35,726
Current portion of long-term debt and capital lease obligations	-	109,243	-	71,145	85,105	-	265,493
Company obligated mandatorily redeemable
preferred securities of subsidiary Fresenius
Medical Care Capital Trusts holding solely
Company-guaranteed debentures of subsidiaries - current portion	-	-	-	-	651,079	-	651,079
Income tax payable	29	79,573	-	-	108,859	(1,375)	187,086
Deferred taxes	-	-	7,749	-	40,102	(21,286)	26,565
Total current liabilities	7,518	1,336,760	987,198	1,624,642	6,684,070	(7,170,773)	3,469,415

Long term debt and capital lease obligations, less current portion	494,453	654,387	-	1,517,583	5,910,908	(3,263,955)	5,313,376
Long term borrowings from related parties	-	781,970	218,806	494,453	426,051	(1,921,280)	-
Other liabilities	-	19,781	11,813	-	192,544	25,315	249,453
Pension liabilities	-	5,901	155,985	-	41,814	-	203,700
Income tax payable	-	1,123	-	-	51,501	113,562	166,186
Deferred taxes	-	-	-	-	559,822	(14,401)	545,421
Total liabilities	501,971	2,799,922	1,373,802	3,636,678	13,866,710	(12,231,532)	9,947,551

Noncontrolling interests subject to put provisions	-	-	-	-	290,513	-	290,513
Total FMC-AG & Co. KGaA shareholders' equity	672	7,722,415	833,327	7,185,597	(1,385,239)	(6,634,357)	7,722,415
Noncontrolling interests not subject to put provisions	-	-	-	-	153,158	-	153,158
Total equity	672	7,722,415	833,327	7,185,597	(1,232,081)	(6,634,357)	7,875,573
Total liabilities and equity	$502,643	$10,522,337	$2,207,129	$10,822,275	$12,925,142	$(18,865,889)	$18,113,637

	At December 31, 2010
	Issuer	Guarantors
	FMC Finance III	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
Current assets:
Cash and cash equivalents	$123	$147,177	$225	$-	$342,401	$32,944	$522,870
Trade accounts receivable, less allowance for doubtful accounts	-	-	157,755	-	2,415,503	-	2,573,258
Accounts receivable from related parties	16,542	2,418,066	667,484	441,601	2,826,527	(6,256,244)	113,976
Inventories	-	-	184,948	-	711,053	(86,904)	809,097
Prepaid expenses and other current assets	1	111,594	11,341	50	662,188	(1,943)	783,231
Deferred taxes	-	14,221	-	-	317,644	18,297	350,162
Total current assets	16,666	2,691,058	1,021,753	441,651	7,275,316	(6,293,850)	5,152,594

Property, plant and equipment, net	-	390	168,939	-	2,458,364	(100,401)	2,527,292
Intangible assets	-	428	65,684	-	626,432	-	692,544
Goodwill	-	-	65,315	-	8,075,153	-	8,140,468
Deferred taxes	-	9,463	4,693	-	121,875	(42,863)	93,168
Other assets	494,231	7,201,295	644,523	9,320,731	(6,581,295)	(10,590,890)	488,595
Total assets	$510,897	$9,902,634	$1,970,907	$9,762,382	$11,975,845	$(17,028,004)	$17,094,661

Current liabilities:
Accounts payable	$-	$5,738	$22,387	$-	$392,512	$-	$420,637
Accounts payable to related parties	229	952,141	670,613	1,538,658	3,210,393	(6,250,147)	121,887
Accrued expenses and other current liabilities	15,866	122,000	94,978	2,054	1,292,562	9,963	1,537,423
Short-term borrowings	-	121	-	-	670,550	-	670,671
Short-term borrowings from related parties	-	-	-	-	2,004	7,679	9,683
Current portion of long-term debt and capital lease obligations	-	106,862	-	101,145	55,975	-	263,982
Company obligated mandatorily redeemable preferred securities of subsidiary Fresenius Medical Care Capital Trusts holding solely Company-guaranteed debentures of subsidiaries - current portion	-	-	-	-	625,549	-	625,549
Income tax payable	24	54,366	-	-	62,504	648	117,542
Deferred taxes	-	-	5,513	-	27,143	(10,307)	22,349
Total current liabilities	16,119	1,241,228	793,491	1,641,857	6,339,192	(6,242,164)	3,789,723

Long term debt and capital lease obligations, less current portion	494,231	870,348	-	1,357,745	4,069,605	(2,482,253)	4,309,676
Long term borrowings from related parties	-	334,428	208,368	494,231	400,883	(1,437,910)	-
Other liabilities	-	73,382	11,241	-	184,542	24,850	294,015
Pension liabilities	-	4,933	143,362	-	41,855	-	190,150
Income tax payable	-	1,057	-	-	75,055	124,469	200,581
Deferred taxes	-	-	-	-	522,521	(15,625)	506,896
Total liabilities	510,350	2,525,376	1,156,462	3,493,833	11,633,653	(10,028,633)	9,291,041

Noncontrolling interests subject to put provisions	-	-	-	-	279,709	-	279,709
Total FMC-AG & Co. KGaA shareholders' equity	547	7,377,258	814,445	6,268,549	(84,170)	(6,999,371)	7,377,258
Noncontrolling interests not subject to put provisions	-	-	-	-	146,653	-	146,653
Total equity	547	7,377,258	814,445	6,268,549	62,483	(6,999,371)	7,523,911
Total liabilities and equity	$510,897	$9,902,634	$1,970,907	$9,762,382	$11,975,845	$(17,028,004)	$17,094,661

Statement of cash flows information segregated by issuers and guarantors
	For the three months ended March 31, 2011
	Issuer	Guarantors
	FMC Finance III	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Operating Activities:
Net income (loss)	$125	$220,701	$7,515	$153,832	$166,949	$(300,007)	$249,115
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Equity affiliate income	-	(197,375)	-	(140,042)	-	337,417	-
Depreciation and amortization	-	379	11,117	222	130,576	(6,310)	135,984
Change in deferred taxes, net	-	13,443	1,089	-	20,000	(2,105)	32,427
(Gain) on sale of fixed assets and investments	-	-	(4)	-	(603)	-	(607)
Compensation expense related to stock options	-	7,132	-	-	-	-	7,132
Cash outflow from hedging	-	-	-	-	(57,111)	-	(57,111)
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	-	-	2,269	-	(184,676)	-	(182,407)
Inventories	-	-	(16,340)	-	(64,895)	7,842	(73,393)
Prepaid expenses and other current and non-current assets	1	(25,605)	(16,365)	(36,830)	91,786	264	13,251
Accounts receivable from / payable to related parties	8,413	(18,879)	(11,783)	11,803	31,749	(25,933)	(4,630)
Accounts payable, accrued expenses and other current and non-current liabilities	(8,606)	(32,676)	29,564	(36)	44,264	403	32,913
Income tax payable	5	20,962	-	8,984	10,901	(18,207)	22,645
Net cash (used in) provided by operating activities	(62)	(11,918)	7,062	(2,067)	188,941	(6,637)	175,319

Investing Activities:
Purchases of property, plant and equipment	-	(91)	(3,648)	-	(120,064)	6,637	(117,166)
Proceeds from sale of property, plant and equipment	-	-	22	-	3,984	-	4,006
Disbursement of loans to related parties	-	366,568	48	(778,430)	-	411,814	-
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	-	(140)	(3,065)	-	(1,002,127)	666,540	(338,792)
Proceeds from divestitures	-	-	-	-	-	-	-
Net cash provided by (used in) investing activities	-	366,337	(6,643)	(778,430)	(1,118,207)	1,084,991	(451,952)

Financing Activities:
Short-term borrowings, net	-	24,487	(523)	(299)	(14,264)	-	9,401
Long-term debt and capital lease obligations, net	-	(296,955)	-	117,406	1,467,769	(411,814)	876,406
(Decrease) of accounts receivable securitization program	-	-	-	-	(510,000)	-	(510,000)
Proceeds from exercise of stock options	-	1,665	-	-	156	-	1,821
Dividends paid	-	-	-	-	12	(12)	-
Capital increase (decrease)	-	-	-	663,390	3,150	(666,540)	-
Distributions to noncontrolling interest	-	-	-	-	(25,052)	-	(25,052)
Contributions from noncontrolling interest	-	-	-	-	3,939	-	3,939
Net cash (used in) provided by financing activities	-	(270,803)	(523)	780,497	925,710	(1,078,366)	356,515

Effect of exchange rate changes on cash and cash equivalents	-	(3,479)	10	-	20,360	12	16,903
Cash and Cash Equivalents:
Net (decrease) increase in cash and cash equivalents	(62)	80,137	(94)	-	16,804	-	96,785
Cash and cash equivalents at beginning of period	123	147,177	225	-	375,345	-	522,870
Cash and cash equivalents at end of period	$61	$227,314	$131	$-	$392,149	$-	$619,655

	For the three months ended March 31, 2010
	Issuer	Guarantors
	FMC Finance III	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Operating Activities:
Net income (loss)	$125	$211,116	$5,222	$117,175	$183,645	$(287,057)	$230,226
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Equity affiliate income	-	(174,335)	-	(136,135)	-	310,470	-
Depreciation and amortization	-	373	9,475	222	119,881	(5,493)	124,458
Change in deferred taxes, net	-	(1,920)	1,188	-	13,103	453	12,824
Loss (gain) on sale of fixed assets and investments	-	-	44	-	(490)	-	(446)
Loss (gain) on investments	-	-	29	-	-	(29)	-
Compensation expense related to stock options	-	7,144	-	-	-	-	7,144
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	-	-	(6,876)	-	(52,197)	-	(59,073)
Inventories	-	-	(6,805)	-	(13,140)	1,113	(18,832)
Prepaid expenses and other current and non-current assets	-	10,071	(9,556)	18,600	(32,549)	(738)	(14,172)
Accounts receivable from / payable to related parties	8,416	(34,746)	(65,933)	9,274	88,370	(9,987)	(4,606)
Accounts payable, accrued expenses and other current and non-current liabilities	(8,612)	8,083	8,997	(8)	24,263	1,284	34,007
Income tax payable	5	3,308	-	(12,327)	44,309	2,263	37,558
Net cash (used in) provided by operating activities	(66)	29,094	(64,215)	(3,199)	375,195	12,279	349,088

Investing Activities:
Purchases of property, plant and equipment	-	(144)	(6,875)	-	(104,623)	5,783	(105,859)
Proceeds from sale of property, plant and equipment	-	9	535	-	6,274	-	6,818
Disbursement of loans to related parties	-	105,587	46	161,691	(341,105)	73,781	-
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	-	(702)	(2,149)	-	(82,782)	2,012	(83,621)
Proceeds from divestitures	-	-	-	-	2,043	-	2,043
Net cash provided by (used in) investing activities	-	104,750	(8,443)	161,691	(520,193)	81,576	(180,619)

Financing Activities:
Short-term borrowings, net	-	4	72,615	-	(73,152)	-	(533)
Long-term debt and capital lease obligations, net	-	(152,739)	-	(158,492)	405,572	(73,781)	20,560
(Decrease) of accounts receivable securitization program	-	-	-	-	(214,000)	-	(214,000)
Proceeds from exercise of stock options	-	15,917	-	-	1,106	-	17,023
Dividends paid	-	-	-	-	12	(12)	-
Capital (decrease) increase	-	-	-	-	2,012	(2,012)	-
Distributions to noncontrolling interest	-	-	-	-	(34,008)	-	(34,008)
Contributions from noncontrolling interest	-	-	-	-	8,378	-	8,378
Net cash (used in) provided by financing activities	-	(136,818)	72,615	(158,492)	95,920	(75,805)	(202,580)

Effect of exchange rate changes on cash and cash equivalents	-	3,695	(12)	-	(6,598)	12	(2,903)
Cash and Cash Equivalents:
Net (decrease) increase in cash and cash equivalents	(66)	721	(55)	-	(55,676)	18,062	(37,014)
Cash and cash equivalents at beginning of period	108	24	194	-	300,899	-	301,225
Cash and cash equivalents at end of period	$42	$745	$139	$-	$245,223	$18,062	$264,211

Acquisitions and Investments (Details) In Thousands	3 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 EUR ( €)
Acquisitions And Investments (Details) [Abstract]
Date of acquisition agreement	2011-01-04
Name of acquired entity	International Dialysis Centers ("IDC")
Purchase price	$ 650,000	€ 485,000
Description of acquired entity	IDC currently treats over 8,200 hemodialysis patients predominantly in Central and Eastern Europe and operates a total of 70 clinics in nine countries.

Related Party Transactions (Details)	3 Months Ended		3 Months Ended
	Mar. 31, 2011 USD ( $)	Dec. 31, 2010 USD ( $)	Mar. 31, 2011 Fresenius SE [Member] EUR ( €)	Mar. 31, 2011 Fresenius SE [Member] USD ( $)	Mar. 31, 2011 Fresenius SE [Member] Services Provided By Related Party [Member] USD ( $)	Mar. 31, 2010 Fresenius SE [Member] Services Provided By Related Party [Member] USD ( $)	Mar. 31, 2011 Fresenius SE [Member] Services Provided To Related Party [Member] USD ( $)	Mar. 31, 2010 Fresenius SE [Member] Services Provided To Related Party [Member] USD ( $)	Mar. 31, 2011 Fresenius SE [Member] Operating Lease Agreements [Member] USD ( $)	Mar. 31, 2010 Fresenius SE [Member] Operating Lease Agreements [Member] USD ( $)	Mar. 31, 2011 Fresenius SE [Member] Sales To Related Party [Member] USD ( $)	Mar. 31, 2010 Fresenius SE [Member] Sales To Related Party [Member] USD ( $)	Mar. 31, 2011 Fresenius SE [Member] Purchases From Related Party [Member] USD ( $)	Mar. 31, 2010 Fresenius SE [Member] Purchases From Related Party [Member] USD ( $)	Mar. 31, 2011 Fresenius SE [Member] Cash Pooling Agreement [Member] EUR ( €)	Mar. 31, 2011 Fresenius SE [Member] Cash Pooling Agreement [Member] USD ( $)	Mar. 31, 2011 Fresenius SE [Member] Taxes Payable [Member] EUR ( €)	Mar. 31, 2011 Fresenius SE [Member] Taxes Payable [Member] USD ( $)	Mar. 31, 2011 General Partner [Member] EUR ( €)	Mar. 31, 2011 General Partner [Member] USD ( $)	Mar. 31, 2011 General Partner [Member] Services Provided By Related Party [Member] USD ( $)	Mar. 31, 2010 General Partner [Member] Services Provided By Related Party [Member] USD ( $)	Mar. 31, 2011 APP Inc [Member] Purchases From Related Party [Member] USD ( $)	Mar. 31, 2010 APP Inc [Member] Purchases From Related Party [Member] USD ( $)
Related Party Transactions [Line Items]
FSE ownership percentage	$ 35700.00%
Amount of transaction					17,308,000	19,198,000	1,468,000	1,726,000	6,274,000	5,045,000	4,588,000	4,041,000	12,454,000	10,227,000							3,861,000	2,328,000	6,415,000	7,821,000
Due to related parties	$ 123,008,000	$ 121,887,000	€ 17,900,000	$ 25,431,000											€ 24,600,000	$ 32,871,000	€ 5,747,000	$ 7,679,000	€ 1,500,000	$ 2,131,000
Interest rate			0.20%	0.20%											1.94%	1.94%	6.00%	6.00%	1.34%	1.34%
Date of repayment			Apr 1, 2011	Apr 1, 2011											Jan 3, 2011	Jan 3, 2011			Aug 19, 2011	Aug 19, 2011

Inventories (Details) (USD $) In Thousands	Mar. 31, 2011	Dec. 31, 2010
Inventories (Details) [Abstract]
Raw materials and purchased components	$ 157,442	$ 158,163
Work in process	53,388	56,345
Finished goods	590,580	475,641
Health care supplies	110,947	118,948
Inventories	912,357	809,097
Recorded Unconditional Purchase Obligation [Line Items]
Recorded Unconditional Purchase Obligation	$ 65,041

Other Assets and Notes Receivable (Details) (USD $) In Thousands	Mar. 31, 2011
Notes Receivable (Details) [Abstract]
Long-term notes receivable	$ 294,000

Short-term Borrowings and Other Financial Liabilities and Short-term Borrowings from Related Parties (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2011	Dec. 31, 2010	Mar. 31, 2011 Fresenius SE [Member]	Mar. 31, 2011 General Partner [Member]
Short Term Borrowings Other Financial Liabilities And Short Term Borrowings From Related Parties (Details) [Abstract]
Borrowings under lines of credit	$ 121,628	$ 131,791
Accounts receivable facility	0	510,000
Other financial liabilities	10,135	28,880
Related Party Transaction Rate			0.20%	1.34%
Short-term borrowings and other financial liabilities	131,763	670,671
Short Term Borrowings Due To Related Parties Current	35,726	9,683
Short-term borrowings, Other financial liabilities and Short-term borrowings from related parties	$ 167,489	$ 680,354

Long-term Debt and Capital Lease Obligations (Details) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended											3 Months Ended
	Mar. 31, 2011 USD ( $)	Dec. 31, 2010 USD ( $)	Mar. 31, 2011 Amended 2006 Senior Credit Agreement [Member] USD ( $)	Dec. 31, 2010 Amended 2006 Senior Credit Agreement [Member] USD ( $)	Mar. 31, 2011 Term Loan A [Member] USD ( $)	Dec. 31, 2010 Term Loan A [Member] USD ( $)	Mar. 31, 2011 Term Loan B [Member] USD ( $)	Dec. 31, 2010 Term Loan B [Member] USD ( $)	Mar. 31, 2011 Revolving Credit Facility [Member] USD ( $)	Dec. 31, 2010 Revolving Credit Facility [Member] USD ( $)	Mar. 31, 2011 Senior Notes [Member] USD ( $)	Dec. 31, 2010 Senior Notes [Member] USD ( $)	Mar. 31, 2011 Senior Notes February 2011 [Member] USD ( $)	Mar. 31, 2011 Senior Notes 5.75 Percent [Member] USD ( $)	Mar. 31, 2011 Senior Notes 5.25 Percent [Member] EUR ( €)	Mar. 31, 2011 Senior Notes 5.25 Percent [Member] USD ( $)	Mar. 31, 2011 Euro Notes [Member] USD ( $)	Dec. 31, 2010 Euro Notes [Member] USD ( $)	Mar. 31, 2011 EIB Agreements [Member] USD ( $)	Dec. 31, 2010 EIB Agreements [Member] USD ( $)
Debt Instrument [Line Items]
Senior Credit Agreement			$ 2,838,728	$ 2,953,890
Senior Long Term Notes											1,915,935	824,446					284,140	267,240	363,516	351,686
Capital lease obligations	16,202	15,439
Other	160,348	160,957
Long-term debt and capital lease obligations	5,578,869	4,573,658
Less current maturities	265,493	263,982
Total long-term debt less current maturities	5,313,376	4,309,676
Maximum amount available			4,038,728	4,072,764	1,305,000	1,335,000	1,533,728	1,537,764	1,200,000	1,200,000
Balance outstanding			2,838,728	2,953,890	1,305,000	1,335,000	1,533,728	1,537,764	0	81,126
Line of credit outstanding which reduces available borrowings under the revolving credit facility	99,142	121,518
Senior Notes Issued February 2011 [Abstract]
Issuance date													2011-02-03
Issuer														Fresenius Medical Care US Finance, Inc.	FMC Finance VII S.A.	FMC Finance VII S.A.
Face amount														650,000	300,000	412,350
Stated interest rate														5.75%	5.25%	5.25%
Effective interest rate														5.88%
Maturity date														Feb 15, 2021	Feb 15, 2021	Feb 15, 2021
Call feature													US Finance and Finance VII may redeem the 5.75% Senior Notes and 5.25% Senior Notes, respectively, at any time at 100% of principal plus accrued interest and a premium calculated pursuant to the terms of the applicable indenture. The holders of the 5.75% Senior Notes and the 5.25% Senior Notes have a right to request that the respective issuers of the notes repurchase the applicable issue of notes at 101% of principal plus accrued interest upon the occurrence of a change of control of the Company followed by a decline in the rating of the respective notes.
Proceeds from debt issuance													$ 1,035,000

Earnings Per Share (Details) (USD $) In Thousands, except Share data	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Numerators:
Income attributable to the Company	$ 220,701	$ 211,116
Less: Dividend preference on Preference shares	27	26
Income available to all classes of shares	$ 220,674	$ 211,090
Denominators:
Weighted average number of ordinary shares outstanding	298,292,972	295,746,635
Weighted average number of preference shares outstanding	3,957,435	3,889,994
Total weighted average shares outstanding	302,250,407	299,636,629
Potentially dilutive Ordinary shares	1,950,556	1,403,186
Potentially dilutive Preference shares	20,394	46,825
Total weighted average Ordinary shares outstanding assuming dilution	300,243,528	297,149,821
Total weighted average Preference shares outstanding assuming dilution	3,977,829	3,936,819
Basic income per Ordinary share	$ 0.73	$ 0.7
Plus preference per Preference shares	$ 0.01	$ 0.01
Basic income per Preference share	$ 0.74	$ 0.71
Fully diluted income per Ordinary share	$ 0.73	$ 0.7
Plus preference per Preference shares	$ 0	$ 0.01
Fully diluted income per Preference share	$ 0.73	$ 0.71

Employee Benefit Plans (Details) (USD $) In Thousands	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Components Of Net Periodic Benefit Cost [Abstract]
Service cost	$ 2,622	$ 2,050
Interest cost	6,036	5,667
Expected return on plan assets	(4,275)	(4,366)
Amortization of unrealized losses	1,800	1,190
Net periodic benefit costs	$ 6,183	$ 4,541

Commitments and Contingencies (Details) (Insurance Claims [Member], USD $) In Thousands	Mar. 31, 2011
Loss Contingencies [Line Items]
Loss Contingency Accrual Carrying Value Current	$ 115,000

Noncontrolling Interests Subject to Put Provisions (Details) (USD $) In Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Dec. 31, 2010
Noncontrolling Interests Subject To Put Provisions (Details) [Abstract]
Potential obligations under the put provisions	$ 290,513		$ 279,709
Temporary Equity [Line Items]
Noncontrolling interests subject to put provisions beginning balance	279,709
Dividends paid	10,709		290,584
Purchase (sale) of noncontrolling interests	(1,955)		11,032
Cash contributions from noncontrolling interests	(603)		(4,392)
Changes in fair value of noncontrolling interests	(4,377)		(24,222)
Net Income	249,115	230,226
Other comprehensive income (loss), net of tax	120,569	(136,328)
Noncontrolling interests subject to put provisions ending balance	290,513		279,709
Put provisions exercisable	96,497
Noncontrolling interests subject to put provisions [Member]
Temporary Equity [Line Items]
Noncontrolling interests subject to put provisions beginning balance			231,303
Dividends paid	(8,412)		(38,964)
Purchase (sale) of noncontrolling interests	2,789		28,969
Cash contributions from noncontrolling interests	1,607		5,289
Changes in fair value of noncontrolling interests	4,377		24,222
Net Income	10,020		28,839
Other comprehensive income (loss), net of tax	$ 423		$ 51

Financial Instruments (Details) (USD $) In Thousands	3 Months Ended
	Mar. 31, 2011	Dec. 31, 2010	Mar. 31, 2010	Dec. 31, 2009
Assets:
Cash and cash equivalents	$ 619,655	$ 522,870	$ 264,211	$ 301,225
Long-term notes receivable	294,000
Liabilities:
Short-term borrowings	131,763	670,671
Short-term borrowings from related parties	35,726	9,683
Trust Preferred Securities, current	651,079	625,549
Noncontrolling interests subject to put provisions	290,513	279,709
Notional amount of foreign currency cash flow hedge derivatives	1,099,057	1,026,937
Notional amount of foreign currency derivative instruments not designated as hedging instruments	1,277,559	1,607,312
Notional amount of interest rate derivatives	1,525,000	3,175,000
Amount estimated to be transferred in the future from accumulated OCI into earnings	640
Reclassification from accumulated OCI into earnings, time estimate	12 months
The time period estimated for the anticipated transfer of interest expense into earnings	12 months
Maximum remaining maturity of foreign currency derivatives	56
Maximum remaining maturity of interest rate cash flow hedges	17
Euro Notes [Member] | Carrying Reported Amount Fair Value Disclosure [Member]
Liabilities:
Senior Long Term Notes	1,915,935	824,446
Carrying Reported Amount Fair Value Disclosure [Member]
Assets:
Cash and cash equivalents	619,655	522,870
Accounts receivable	2,931,104	2,687,234
Long-term notes receivable	294,085	0
Liabilities:
Accounts Payable	566,184	542,524
Short-term borrowings	131,763	670,671
Short-term borrowings from related parties	35,726	9,683
Long term debt, excluding Amended 2006 Senior Credit Agreement, Euro Notes and Senior Notes	540,066	528,082
Senior Credit Agreement	2,838,728	2,953,890
Senior Long Term Notes	284,140	267,240
Trust Preferred Securities, current	651,079	625,549
Noncontrolling interests subject to put provisions	290,513	279,709
Senior Notes [Member] | Portion At Fair Value Fair Value Disclosure [Member]
Liabilities:
Senior Long Term Notes	290,199	276,756
Euro Notes [Member] | Portion At Fair Value Fair Value Disclosure [Member]
Liabilities:
Senior Long Term Notes	1,934,959	880,366
Portion At Fair Value Fair Value Disclosure [Member]
Assets:
Cash and cash equivalents	619,655	522,870
Accounts receivable	2,931,104	2,687,234
Long-term notes receivable	301,679	0
Liabilities:
Accounts Payable	566,184	542,524
Short-term borrowings	131,763	670,671
Short-term borrowings from related parties	35,726	9,683
Long term debt, excluding Amended 2006 Senior Credit Agreement, Euro Notes and Senior Notes	540,066	528,082
Senior Credit Agreement	2,833,917	2,937,504
Trust Preferred Securities, current	657,722	643,828
Noncontrolling interests subject to put provisions	290,513	279,709
Euro Notes [Member]
Liabilities:
Senior Long Term Notes	284,140	267,240
Senior Notes [Member]
Liabilities:
Senior Long Term Notes	$ 1,915,935	$ 824,446

Financial Instruments (Details 1) (Significant Observable Inputs (Level 2), USD $) In Thousands	Mar. 31, 2011	Dec. 31, 2010
Foreign Exchange Contract Current [Member] | Designated As Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Assets	$ 59,662	$ 3,703
Liabilities	(5,939)	(51,816)
Foreign Exchange Contract Current [Member] | Nondesignated as Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Assets	23,430	3,517
Liabilities	(13,136)	(20,751)
Interest Rate Contract Current Dollar [Member] | Designated As Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Assets	0	0
Liabilities	(46,486)	(51,604)
Foreign Exchange Contract Non Current [Member] | Designated As Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Assets	773	810
Liabilities	(514)	(486)
Foreign Exchange Contract Non Current [Member] | Nondesignated as Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Assets	6,497	509
Liabilities	(6,009)	(213)
Interest Rate Contract Non Current Dollar [Member] | Designated As Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Assets	0	0
Liabilities	(13,561)	(73,221)
Designated As Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Assets	60,435	4,513
Liabilities	(66,500)	(177,127)
Nondesignated as Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Assets	29,927	4,026
Liabilities	$ (19,145)	$ (20,964)

Financial Instruments (Details 2) (USD $) In Thousands	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Designated As Hedging Instrument [Member] | Interest Income Expense [Member] | Interest Rate Contract Dollar [Member]
The Effect of Derivatives on the Consolidated Financial Statements [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives	$ 0	$ 0
Nondesignated as Hedging Instrument [Member] | Interest Income Expense [Member] | Foreign Exchange Contract [Member]
The Effect of Derivatives on the Consolidated Financial Statements [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives	3,734	803
Designated As Hedging Instrument [Member] | Cost Of Sale [Member] | Foreign Exchange Contract [Member]
The Effect of Derivatives on the Consolidated Financial Statements [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives	2,537	1,480
Nondesignated as Hedging Instrument [Member] | Selling, General and Administrative Expense [Member] | Foreign Exchange Contract [Member]
The Effect of Derivatives on the Consolidated Financial Statements [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives	(21,164)	39,706
Designated As Hedging Instrument [Member]
The Effect of Derivatives on the Consolidated Financial Statements [Line Items]
Amount of Gain or (Loss) Recognized in OCI on Derivatives (Effective Portion)	1,447	(18,942)
Amount of (Gain) or Loss Recognized in Income on Derivatives	2,537	1,480
Designated As Hedging Instrument [Member] | Interest Rate Contract Dollar [Member]
The Effect of Derivatives on the Consolidated Financial Statements [Line Items]
Amount of Gain or (Loss) Recognized in OCI on Derivatives (Effective Portion)	11,755	(4,846)
Designated As Hedging Instrument [Member] | Foreign Exchange Contract [Member]
The Effect of Derivatives on the Consolidated Financial Statements [Line Items]
Amount of Gain or (Loss) Recognized in OCI on Derivatives (Effective Portion)	(10,308)	(14,096)
Nondesignated as Hedging Instrument [Member]
The Effect of Derivatives on the Consolidated Financial Statements [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives	$ (17,430)	$ 40,509

Business Segment Information (Details) (USD $) In Thousands	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Dec. 31, 2010
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue external customers	$ 3,036,388	$ 2,882,129
Inter - segment revenue	0	0
Segment depreciation and amortization	(135,984)	(124,458)
Operating income	445,084	425,179
Segment assets	18,113,637	15,873,127	17,094,661
thereof investments in equity method investees	272,649	20,357
Capital expenditures, acquisitions and investments	455,958	189,480
Segment Total [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue external customers	3,032,521	2,881,912
Inter - segment revenue	1,694	565
Segment revenue	3,034,215	2,882,477
Segment depreciation and amortization	(108,576)	(100,270)
Operating income	483,118	458,836
Segment assets	15,887,093	15,495,783
thereof investments in equity method investees	272,649	20,357
Capital expenditures, acquisitions and investments	428,646	158,817
North America [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue external customers	1,977,288	1,959,689
Inter - segment revenue	1,694	565
Segment revenue	1,978,982	1,960,254
Segment depreciation and amortization	(68,227)	(63,711)
Operating income	312,107	307,906
Segment assets	11,355,947	11,230,330
thereof investments in equity method investees	265,365	16,599
Capital expenditures, acquisitions and investments	387,870	73,567
Exclusion of non-cash acquisitions	6,000
International [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue external customers	1,055,233	922,223
Inter - segment revenue	0	0
Segment revenue	1,055,233	922,223
Segment depreciation and amortization	(40,349)	(36,559)
Operating income	171,011	150,930
Segment assets	4,531,146	4,265,453
thereof investments in equity method investees	7,284	3,758
Capital expenditures, acquisitions and investments	40,776	85,250
Exclusion of non-cash acquisitions	848	10,413
Corporate [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue external customers	3,867	217
Inter - segment revenue	(1,694)	(565)
Segment revenue	2,173	(348)
Segment depreciation and amortization	(27,408)	(24,188)
Operating income	(38,034)	(33,657)
Segment assets	2,226,544	377,344
thereof investments in equity method investees	0	0
Capital expenditures, acquisitions and investments	$ 27,312	$ 30,663

Supplementary Cash Flow Information (Details) (USD $) In Thousands	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Supplementary cash flow information:
Cash paid for interest	$ 70,884	$ 71,836
Cash paid for income taxes, net of tax refund	70,368	68,385
Cash inflow for income taxes from stock option exercises	157	1,106
Supplemental disclosures of cash flow information, details for acquisitions:
Assets acquired	(50,501)	(109,644)
Liabilities assumed	5,373	10,062
Noncontrolling interest	0	5,539
Notes assumed in connection with acquisition	848	10,413
Cash paid	(44,280)	(83,630)
Less cash acquired	250	1,169
Net cash paid for acquisitions	$ (44,030)	$ (82,461)

Supplemental Condensed Combining Information (Details) (USD $) In Thousands	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Income
Net revenue	$ 3,036,388	$ 2,882,129
Cost of revenues	2,001,289	1,917,837
Gross profit	1,035,099	964,292
Selling, general and administrative	(563,866)	(516,024)
Research and development	26,149	23,089
Operating income	445,084	425,179
Interest, net	71,565	67,425
Other, net	0	0
Income before income taxes	373,519	357,754
Income tax expense	124,404	127,528
Net Income	249,115	230,226
Less: Net income attributable to noncontrolling interests	28,414	19,110
Income attributable to the Company	220,701	211,116
Current assets:
Cash and cash equivalents	619,655	264,211	522,870	301,225
Trade accounts receivable less allowance for doubtful accounts of $277,335 in 2010 and $266,449 in 2009	2,820,360		2,573,258
Accounts receivable from related parties	110,744		113,976
Inventories	912,357		809,097
Prepaid expenses and other current assets	912,320		783,231
Deferred tax asset, current	339,825		350,162
Total current assets	5,715,261		5,152,594
Property, plant and equipment, net	2,576,574		2,527,292
Intangible assets	704,366		692,544
Goodwill	8,197,505		8,140,468
Deferred tax asset, non-current	87,744		93,168
Total assets	18,113,637	15,873,127	17,094,661
Current liabilities:
Accounts payable	443,176		420,637
Accounts payable to related parties	123,008		121,887
Accrued expenses and other current liabilities	1,605,519		1,537,423
Short-term borrowings and other financial liabilities	131,763		670,671
Short Term Borrowings Due To Related Parties Current	35,726		9,683
Current portion of long-term debt and capital lease obligations	265,493		263,982
Company-obligated mandatorily redeemable preferred securities of subsidiary Fresenius Medical Care Capital Trusts holding solely Company-guaranteed debentures of subsidiarie - current portion	651,079		625,549
Income tax payable, current	187,086		117,542
Deferred tax liability, current	26,565		22,349
Total current liabilities	3,469,415		3,789,723
Total long-term debt less current maturities	5,313,376		4,309,676
Other liabilities	249,453		294,015
Pension liabilities	203,700		190,150
Income tax payable, non-current	166,186		200,581
Deferred tax liability, non-current	545,421		506,896
Total liabilities	9,947,551		9,291,041
Noncontrolling interests subject to put provisions	290,513		279,709
Company shareholders' equity	7,722,415		7,377,258
Noncontrolling interests not subject to put provisions	153,158		146,653
Total equity	7,875,573		7,523,911	6,798,390
Total liabilities and equity	18,113,637		17,094,661
Issuers [Member] | FMC Finance III [Member]
Consolidated Statements of Income
Selling, general and administrative	(5)	(5)
Operating income	(5)	(5)
Interest, net	(180)	(180)
Income before income taxes	175	175
Income tax expense	50	50
Net Income	125	125
Income attributable to the Company	125	125
Current assets:
Cash and cash equivalents	61	42	123
Accounts receivable from related parties	8,129		16,542
Prepaid expenses and other current assets			1
Total current assets	8,190		16,666
Other assets	494,453		494,231
Total assets	502,643		510,897
Current liabilities:
Accounts payable to related parties	229		229
Accrued expenses and other current liabilities	7,260		15,866
Income tax payable, current	29		24
Total current liabilities	7,518		16,119
Total long-term debt less current maturities	494,453		494,231
Total liabilities	501,971		510,350
Company shareholders' equity	672		547
Total equity	672		547
Total liabilities and equity	502,643		510,897
Guarantors [Member] | Total FMC-AG and Co. KGaA [Member]
Consolidated Statements of Income
Selling, general and administrative	(16,285)	(23,941)
Operating income	(16,285)	(23,941)
Interest, net	18,359	12,242
Other, net	(290,061)	(262,467)
Income before income taxes	255,417	226,284
Income tax expense	34,716	15,168
Net Income	220,701	211,116
Income attributable to the Company	220,701	211,116
Current assets:
Cash and cash equivalents	227,314	745	147,177
Accounts receivable from related parties	2,651,628		2,418,066
Prepaid expenses and other current assets	152,546		111,594
Deferred tax asset, current	2,472		14,221
Total current assets	3,033,960		2,691,058
Property, plant and equipment, net	451		390
Intangible assets	399		428
Deferred tax asset, non-current	9,165		9,463
Other assets	7,478,362		7,201,295
Total assets	10,522,337		9,902,634
Current liabilities:
Accounts payable	2,647		5,738
Accounts payable to related parties	1,058,700		952,141
Accrued expenses and other current liabilities	86,469		122,000
Short-term borrowings and other financial liabilities	128		121
Current portion of long-term debt and capital lease obligations	109,243		106,862
Income tax payable, current	79,573		54,366
Total current liabilities	1,336,760		1,241,228
Total long-term debt less current maturities	654,387		870,348
Long term borrowings from related parties	781,970		334,428
Other liabilities	19,781		73,382
Pension liabilities	5,901		4,933
Income tax payable, non-current	1,123		1,057
Total liabilities	2,799,922		2,525,376
Company shareholders' equity	7,722,415		7,377,258
Total equity	7,722,415		7,377,258
Total liabilities and equity	10,522,337		9,902,634
Guarantors [Member] | D GmbH [Member]
Consolidated Statements of Income
Net revenue	447,378	410,066
Cost of revenues	283,204	269,489
Gross profit	164,174	140,577
Selling, general and administrative	(47,300)	(37,981)
Research and development	16,417	15,345
Operating income	100,457	87,251
Interest, net	1,668	751
Other, net	64,292	56,758
Income before income taxes	34,497	29,742
Income tax expense	26,982	24,520
Net Income	7,515	5,222
Income attributable to the Company	7,515	5,222
Current assets:
Cash and cash equivalents	131	139	225
Trade accounts receivable less allowance for doubtful accounts of $277,335 in 2010 and $266,449 in 2009	165,375		157,755
Accounts receivable from related parties	832,999		667,484
Inventories	216,249		184,948
Prepaid expenses and other current assets	27,638		11,341
Total current assets	1,242,392		1,021,753
Property, plant and equipment, net	173,659		168,939
Intangible assets	68,448		65,684
Goodwill	67,688		65,315
Deferred tax asset, non-current	5,747		4,693
Other assets	649,195		644,523
Total assets	2,207,129		1,970,907
Current liabilities:
Accounts payable	32,756		22,387
Accounts payable to related parties	827,992		670,613
Accrued expenses and other current liabilities	118,701		94,978
Deferred tax liability, current	7,749		5,513
Total current liabilities	987,198		793,491
Long term borrowings from related parties	218,806		208,368
Other liabilities	11,813		11,241
Pension liabilities	155,985		143,362
Total liabilities	1,373,802		1,156,462
Company shareholders' equity	833,327		814,445
Total equity	833,327		814,445
Total liabilities and equity	2,207,129		1,970,907
Guarantors [Member] | FMCH [Member]
Consolidated Statements of Income
Selling, general and administrative	37,398	(18,347)
Operating income	37,398	(18,347)
Interest, net	14,624	12,940
Other, net	(140,042)	(136,135)
Income before income taxes	162,816	104,848
Income tax expense	8,984	(12,327)
Net Income	153,832	117,175
Income attributable to the Company	153,832	117,175
Current assets:
Cash and cash equivalents			0
Accounts receivable from related parties	693,462		441,601
Prepaid expenses and other current assets	200		50
Total current assets	693,662		441,651
Other assets	10,128,613		9,320,731
Total assets	10,822,275		9,762,382
Current liabilities:
Accounts payable to related parties	1,551,479		1,538,658
Accrued expenses and other current liabilities	2,018		2,054
Current portion of long-term debt and capital lease obligations	71,145		101,145
Total current liabilities	1,624,642		1,641,857
Total long-term debt less current maturities	1,517,583		1,357,745
Long term borrowings from related parties	494,453		494,231
Total liabilities	3,636,678		3,493,833
Company shareholders' equity	7,185,597		6,268,549
Total equity	7,185,597		6,268,549
Total liabilities and equity	10,822,275		9,762,382
Non Guarantor Subsidiaries [Member]
Consolidated Statements of Income
Net revenue	3,248,627	3,068,151
Cost of revenues	2,368,790	2,242,865
Gross profit	879,837	825,286
Selling, general and administrative	(537,544)	(435,841)
Research and development	9,732	7,744
Operating income	332,561	381,701
Interest, net	42,985	53,843
Other, net	0
Income before income taxes	289,576	327,858
Income tax expense	122,627	144,213
Net Income	166,949	183,645
Income attributable to the Company	166,949	183,645
Current assets:
Cash and cash equivalents	392,149	245,223	342,401
Trade accounts receivable less allowance for doubtful accounts of $277,335 in 2010 and $266,449 in 2009	2,654,985		2,415,503
Accounts receivable from related parties	3,063,510		2,826,527
Inventories	793,608		711,053
Prepaid expenses and other current assets	781,540		662,188
Deferred tax asset, current	326,885		317,644
Total current assets	8,012,677		7,275,316
Property, plant and equipment, net	2,507,452		2,458,364
Intangible assets	635,519		626,432
Goodwill	8,129,817		8,075,153
Deferred tax asset, non-current	114,713		121,875
Other assets	(6,475,036)		(6,581,295)
Total assets	12,925,142		11,975,845
Current liabilities:
Accounts payable	407,773		392,512
Accounts payable to related parties	3,844,823		3,210,393
Accrued expenses and other current liabilities	1,387,133		1,292,562
Short-term borrowings and other financial liabilities	131,635		670,550
Short Term Borrowings Due To Related Parties Current	27,561		2,004
Current portion of long-term debt and capital lease obligations	85,105		55,975
Company-obligated mandatorily redeemable preferred securities of subsidiary Fresenius Medical Care Capital Trusts holding solely Company-guaranteed debentures of subsidiarie - current portion	651,079		625,549
Income tax payable, current	108,859		62,504
Deferred tax liability, current	40,102		27,143
Total current liabilities	6,684,070		6,339,192
Total long-term debt less current maturities	5,910,908		4,069,605
Long term borrowings from related parties	426,051		400,883
Other liabilities	192,544		184,542
Pension liabilities	41,814		41,855
Income tax payable, non-current	51,501		75,055
Deferred tax liability, non-current	559,822		522,521
Total liabilities	13,866,710		11,633,653
Noncontrolling interests subject to put provisions	290,513		279,709
Company shareholders' equity	(1,385,239)		(84,170)
Noncontrolling interests not subject to put provisions	153,158		146,653
Total equity	(1,232,081)		62,483
Total liabilities and equity	12,925,142		11,975,845
Combining Adjustment [Member]
Consolidated Statements of Income
Net revenue	(659,617)	(596,088)
Cost of revenues	(650,705)	(594,517)
Gross profit	(8,912)	(1,571)
Selling, general and administrative	(130)	91
Operating income	(9,042)	(1,480)
Interest, net	(5,891)	(12,171)
Other, net	365,811	341,844
Income before income taxes	(368,962)	(331,153)
Income tax expense	(68,955)	(44,096)
Net Income	(300,007)	(287,057)
Less: Net income attributable to noncontrolling interests	28,414	19,110
Income attributable to the Company	(328,421)	(306,167)
Current assets:
Cash and cash equivalents		18,062	32,944
Accounts receivable from related parties	(7,138,984)		(6,256,244)
Inventories	(97,500)		(86,904)
Prepaid expenses and other current assets	(49,604)		(1,943)
Deferred tax asset, current	10,468		18,297
Total current assets	(7,275,620)		(6,293,850)
Property, plant and equipment, net	(104,988)		(100,401)
Deferred tax asset, non-current	(41,881)		(42,863)
Other assets	(11,443,400)		(10,590,890)
Total assets	(18,865,889)		(17,028,004)
Current liabilities:
Accounts payable to related parties	(7,160,215)		(6,250,147)
Accrued expenses and other current liabilities	3,938		9,963
Short Term Borrowings Due To Related Parties Current	8,165		7,679
Income tax payable, current	(1,375)		648
Deferred tax liability, current	(21,286)		(10,307)
Total current liabilities	(7,170,773)		(6,242,164)
Total long-term debt less current maturities	(3,263,955)		(2,482,253)
Long term borrowings from related parties	(1,921,280)		(1,437,910)
Other liabilities	25,315		24,850
Income tax payable, non-current	113,562		124,469
Deferred tax liability, non-current	(14,401)		(15,625)
Total liabilities	(12,231,532)		(10,028,633)
Company shareholders' equity	(6,634,357)		(6,999,371)
Total equity	(6,634,357)		(6,999,371)
Total liabilities and equity	$ (18,865,889)		$ (17,028,004)

Supplemental Condensed Combining Information (Details 1) (USD $) In Thousands	3 Months Ended				12 Months Ended	3 Months Ended		12 Months Ended	3 Months Ended		12 Months Ended	3 Months Ended				12 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2011 Issuers [Member] FMC Finance III [Member]	Mar. 31, 2010 Issuers [Member] FMC Finance III [Member]	Dec. 31, 2009 Issuers [Member] FMC Finance III [Member]	Mar. 31, 2011 Guarantors [Member] Total FMC-AG and Co. KGaA [Member]	Mar. 31, 2010 Guarantors [Member] Total FMC-AG and Co. KGaA [Member]	Dec. 31, 2009 Guarantors [Member] Total FMC-AG and Co. KGaA [Member]	Mar. 31, 2011 Guarantors [Member] D GmbH [Member]	Mar. 31, 2010 Guarantors [Member] D GmbH [Member]	Dec. 31, 2009 Guarantors [Member] D GmbH [Member]	Mar. 31, 2011 Guarantors [Member] FMCH [Member]	Mar. 31, 2010 Guarantors [Member] FMCH [Member]	Mar. 31, 2011 Non Guarantor Subsidiaries [Member]	Mar. 31, 2010 Non Guarantor Subsidiaries [Member]	Dec. 31, 2009 Non Guarantor Subsidiaries [Member]	Mar. 31, 2011 Combining Adjustment [Member]	Mar. 31, 2010 Combining Adjustment [Member]	Dec. 31, 2009 Combining Adjustment [Member]
Operating Activities:
Net Income	$ 249,115	$ 230,226	$ 125	$ 125		$ 220,701	$ 211,116		$ 7,515	$ 5,222		$ 153,832	$ 117,175	$ 166,949	$ 183,645		$ (300,007)	$ (287,057)
Adjustments to reconcile net income to net cash provided by operating activities:
Income Loss From Equity Method Investments Net Of Dividends Or Distributions						(197,375)	(174,335)					(140,042)	(136,135)				337,417	310,470
Depreciation and amortization	135,984	124,458				379	373		11,117	9,475		222	222	130,576	119,881		(6,310)	(5,493)
Change in deferred taxes, net	32,427	12,824				13,443	(1,920)		1,089	1,188				20,000	13,103		(2,105)	453
(Gain) loss on sale of fixed assets and investments		(446)							(4)	44				(603)	(490)
Loss (gain) on investments										(29)								29
Stock Option Compensation Expense	7,132	7,144				7,132	(7,144)
Cash outflow from hedging	(57,111)	0												(57,111)
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	(182,407)	(59,073)							2,269	(6,876)				(184,676)	(52,197)
Inventories, net	(73,393)	(18,832)							(16,340)	(6,805)				(64,895)	(13,140)		7,842	1,113
Prepaid expenses, other current and non-current assets	13,251	(14,172)	1			(25,605)	10,071		(16,365)	(9,556)		(36,830)	18,600	91,786	(32,549)		264	(738)
Accounts receivable from/payable to related parties	(4,630)	(4,606)	8,413	8,416		(18,879)	(34,746)		(11,783)	(65,933)		11,803	9,274	31,750	88,370		(25,934)	(9,987)
Accounts payable, accrued expenses and other current and non-current liabilities	32,913	34,007	(8,606)	(8,612)		(32,676)	8,083		29,564	8,997		(36)	(8)	44,264	24,263		403	1,284
Income tax payable	22,645	37,558	5	5		20,962	3,308					8,984	(12,327)	10,901	44,309		(18,207)	2,263
Net cash provided by (used in) operating activities	175,319	349,088	(62)	(66)		(11,918)	29,094		7,062	(64,215)		(2,067)	(3,199)	188,941	375,195		(6,637)	12,279
Investing Activities:
Purchases of property, plant and equipment	(117,166)	(105,859)				(91)	(144)		(3,648)	(6,875)				(120,064)	(104,623)		6,637	5,783
Proceeds from sale of property, plant and equipment	4,006	6,818					9		22	535				3,984	6,274
Disbursements of loans to related parties	0	0				366,568	105,587		48	46		(778,430)	161,691		(341,105)		411,814	73,781
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	(338,792)	(83,621)				(140)	(702)		(3,065)	(2,149)				(1,002,127)	(82,782)		666,540	2,012
Proceeds from divestitures	0	2,043													2,043
Net cash (used in) provided by investing activities	(451,952)	(180,619)				366,337	104,750		(6,643)	(8,443)		(778,430)	161,691	(1,118,207)	(520,193)		1,084,991	81,576
Financing Activities:
Short-term borrowings, net	9,401	(533)				24,487	4		(523)	72,615		(299)		(14,264)	(73,152)
Long-term debt and capital lease obligations, net	876,406	20,560				(296,955)	(152,739)					117,406	(158,492)	1,467,769	405,572		(411,814)	(73,781)
Increase (decrease) of accounts receivable securitization program	(510,000)	(214,000)												(510,000)	(214,000)
Proceeds from exercise of stock options	1,821	17,023				1,665	15,917							156	1,106
Payment of dividends [N]	0	0												12	12		(12)	(12)
Capital (decrease) increase	0	0										663,390		3,150	2,012		(666,540)	(2,012)
Distributions to noncontrolling interests	(25,052)	(34,008)												(25,052)	(34,008)
Contributions from noncontrolling interests	3,939	8,378												3,939	8,378
Net cash (used in) provided by financing activities	356,515	(202,580)				(270,803)	(136,818)		(523)	72,615		780,497	(158,492)	925,710	95,920		(1,078,366)	(75,805)
Effect of exchange rate changes on cash and cash equivalents	16,903	(2,903)				(3,479)	3,695		10	(12)				20,360	(6,598)		12	12
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents	96,785	(37,014)	(62)	(66)	108	80,137	721	24	(94)	(55)	194			16,804	(55,676)	300,899		18,062	0
Cash and cash equivalents at beginning of period	522,870	301,225	123			147,177			225			0		342,401			32,944
Cash and cash equivalents at end of period	$ 619,655	$ 264,211	$ 61	$ 42		$ 227,314	$ 745		$ 131	$ 139				$ 392,149	$ 245,223			$ 18,062